        As filed with the Securities and Exchange Commission on April 18, 2002
                                                Securities Act File No. 33-73520
                                        Investment Company Act File No. 811-8250


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-lA

         Registration Statement Under The Securities Act Of 1933            [X]
                      Pre-Effective Amendment No.__                         [ ]
                     Post-Effective Amendment No. 11                        [X]
                                     and/or

     Registration Statement Under The Investment Company Act Of 1940        [X]
                             Amendment No. 12                               [X]

                        (Check appropriate box or boxes)
                       PILGRIM EMERGING MARKETS FUND, INC.
               (To be Renamed ING VP Emerging Markets Fund, Inc.)
                 (Exact Name of Registrant Specified in Charter)

                          7337 E. Doubletree Ranch Road
                            Scottsdale, Arizona 85258
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 992-0180

          Kimberly A. Anderson                       With Copies To:
          ING Investments, LLC                   Jeffrey S. Puretz, Esq.
     7337 E. Doubletree Ranch Road                       Dechert
       Scottsdale, Arizona 85258                  1775 Eye Street, N.W.
                                                 Washington, D.C. 20006
(Name and Address of Agent for Service)
                                        ----------

It is proposed that this filing will become effective (check appropriate box):

[ ]   Immediately upon filing pursuant to paragraph (b)
[ ]   60 days after filing pursuant to paragraph (a)(1)
[ ]   75 days after filing pursuant to paragraph (a)(2)
[X]   on May 1, 2002 pursuant to paragraph (b)
[ ]   on (date) pursuant to paragraph (a)(1)
[ ]   on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]   This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

PROSPECTUS

[ABACUS]

May 1, 2002



                                                 ING VP EMERGING


                                                 MARKETS FUND


                                                 (formerly Pilgrim Emerging
                                                 Markets Fund)



       This Prospectus contains
       important information about
       investing in the ING VP
       Emerging Markets Fund, Inc.
       You should read it carefully
       before you invest, and keep it
       for future reference. Please
       note that your investment: is
       not a bank deposit, it is not
       insured or guaranteed by the
       Federal Deposit Insurance
       Corporation (FDIC), the
       Federal Reserve Board or any
       other government agency and is
       affected by market
       fluctuations. There is no
       guarantee that the Fund will
       achieve its objectives. As
       with all mutual funds, the
       U.S. Securities and Exchange
       Commission (SEC) has not
       approved or disapproved these
       securities nor has the SEC
       judged whether the information
       in this Prospectus is accurate
       or adequate. Any
       representation to the contrary
       is a criminal offense.


                                                      [ING PORTFOLIO LOGO]

                                             (formerly the Pilgrim Funds)

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[TARGET GRAPHIC]
         OBJECTIVE



[COMPASS GRAPHIC]

         INVESTMENT STRATEGY




[SCALE GRAPHIC]
         RISKS



--------------------------------------------------------------------------------

This prospectus describes the Fund's objective, investment strategy and risks.


You'll also find:


--------------------------------------------------------------------------------
[MONEY GRAPHIC]
         HOW THE
         FUND HAS
         PERFORMED





--------------------------------------------------------------------------------


HOW THE FUND HAS PERFORMED. A chart that shows the Fund's financial performance for the past ten years (or since inception, if shorter).



    FUND AT A GLANCE                                   2
    ING VP EMERGING MARKETS FUND                       4
    INFORMATION FOR INVESTORS                          6
    MANAGEMENT OF THE FUND                             8
    DIVIDENDS, DISTRIBUTIONS AND TAXES                 9
    MORE INFORMATION ABOUT RISKS                      10
    FINANCIAL HIGHLIGHTS                              11
    WHERE TO GO FOR MORE INFORMATION          Back Cover



Risk is the potential that your investment will lose money or not earn as much as you hope. Please read this prospectus carefully to be sure you understand the principal risks and strategies associated with the ING VP Emerging Markets Fund. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.


The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (Participating Insurance Companies). You'll find further details about the fees associated with your annuity contract or life insurance policy in the accompanying product prospectus or offering memorandum. Please read these documents carefully, and keep them for future reference.

Individual variable annuity contract holders and variable life insurance policy holders are not "shareholders" of the Fund. The Participating Insurance Companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their variable annuity contract or variable life insurance policy holders. SHARES OF THE FUND ARE NOT OFFERED DIRECTLY TO THE GENERAL PUBLIC.

FUND AT A GLANCE
--------------------------------------------------------------------------------

          This table is a summary of the objective, main investments and risks of the ING VP Emerging Markets Fund. It is designed to help you understand the main risks associated with the Fund, and how risk and investment objective relate. This table is only a summary. You should read the complete description of the Fund's investment objective, strategies and risks on page 4.

                  FUND                                 INVESTMENT OBJECTIVE
                  -------------------------------------------------------------------
                  VP Emerging Markets Fund             Long-term growth of capital
                  Adviser: ING Investments, LLC

                                                                FUND AT A GLANCE
--------------------------------------------------------------------------------


MAIN INVESTMENTS                                          MAIN RISKS
----------------------------------------------------------------------------------------------------------------------
Equity securities and equity equivalents of issuers       Price volatility, liquidity and other risks that accompany
believed to have growth potential located in              an investment in equities from emerging countries. Sensitive
countries with emerging securities markets.               to currency exchange rates, international political and
                                                          economic conditions and other risks that affect foreign
                                                          securities.

                                                                         ADVISER
ING VP EMERGING MARKETS FUND                                ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund's investment objective is to seek long-term growth of capital primarily through investment in equity securities and equity equivalents of emerging market companies. The investment objective may not be changed without shareholder approval.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Fund normally invests at least 80% of its assets in securities of issuers located in at least three countries with emerging securities markets. Countries with emerging securities markets are those countries which generally are considered to be emerging market countries by the international financial community.

The Fund may invest up to 20% of its assets in securities of U.S. and other developed market issuers, including investment-grade debt securities of U.S. issuers. Under normal conditions, the Fund invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities.

In selecting securities located in emerging market countries, the Adviser uses a bottom-up fundamental analysis to identify companies which it believes have good earnings growth prospects and that can be bought at a price which seems reasonable. To help in this process, the Adviser scores the emerging markets stocks on a wide range of quantitative and qualitative measures, with particular attention paid to long-term and short-term earnings growth prospects and valuation measures. The Adviser seeks securities of emerging market issuers which are relatively liquid and covered by professional securities analysts.

In selecting stocks in developed markets, the portfolio managers seek the most attractive opportunities in such markets. For such securities, the portfolio managers use a bottom-up analysis to choose companies which offer good value relative to their peers in the same industry, sector or region. They also use a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors to estimate regional market risks. In conducting their fundamental analysis, the portfolio managers focus on various matters, including valuation of the companies, potential catalysts to stock price appreciation, quality of management, and financial measures, especially cash flow and cash flow return on capital.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in companies that the Adviser believes have the potential for rapid growth which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund may invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. Investments in emerging market countries are generally riskier than other kinds of foreign investments, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

DEBT SECURITIES -- The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. The Fund could also lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.

INABILITY TO SELL SECURITIES -- securities of companies located in emerging markets trade in lower volume and may be less liquid than securities of companies located in larger, more established markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

 4      ING VP Emerging Markets Fund

                                                    ING VP EMERGING MARKETS FUND

--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED

                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.



                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)



The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year.


                           [TOTAL RETURNS BAR GRAPH]


  1992       1993       1994       1995       1996       1997       1998       1999       2000       2001
---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                      0.76       -3.93      7.46       -11.81     -27.95     127.14     -40.44     -10.42



(1) These figures are as of December 31 of each year. They do not reflect expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy, and would be lower if they did.


(2)Prior to November 15, 2000, the Fund operated under a different investment strategy. ING Investments, LLC has been the Fund's investment adviser since July 26, 2000. The Fund's former adviser engaged a sub-adviser to manage the Fund until June 7, 2000.



            Best and worst quarterly performance during this period:


                           4th quarter 1999:  81.19%


                           3rd quarter 1998: -27.08%


         The Fund's year-to-date total return as of March 31, 2002 was:


                                     12.17%




                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of two broad measures of market performance -- the Morgan Stanley Capital International Emerging Markets Free Index (MSCI EMF Index) and the Morgan Stanley Capital International Europe, Australia and Far East Index (MSCI EAFE Index).



                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
VP Emerging Markets Fund                                        %  -10.42          -5.05                 -2.79
MSCI EMF Index (reflects no deduction for fees or
  expenses)(2)                                                  %   -2.37          -5.74                 -3.44(4)
MSCI EAFE Index (reflects no deduction for fees or
  expenses)(3)                                                  %  -21.21           1.17                  3.57(4)



(1) Fund commenced operations on March 30, 1994.



(2) The MSCI EMF Index is an unmanaged index that measures the performance of securities listed on exchanges in developing nations throughout the world.



(3) The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.



(4)Index return is for the period beginning April 1, 1994.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                            ING VP Emerging Markets Fund       5

INFORMATION FOR INVESTORS

--------------------------------------------------------------------------------


SHAREHOLDER SERVICING AGREEMENTS



The Fund may enter into Shareholder Servicing Agreements with insurance companies or other financial institutions (Shareholder Services Representatives) that provide administrative services for the Fund or administrative services, or other, related services to contract holders and policy holders. These services may include: sub-accounting services, answering inquiries of contract holders and policy holders regarding the Fund, transmitting, on behalf of the Fund, proxy statements, annual reports, updated prospectuses and other communications to contract holders and policy holders regarding the Fund, and such other related services as the Fund or a contract holder or policy holder may request. The fees paid by the Fund for these services to use Shareholder Services Representatives will not exceed 0.25% of the average daily net assets of the Fund represented by shares owned during the period for which payment is made. ING, at no additional cost to the Fund, may pay to Shareholder Services Representatives additional amounts from its past profits. A Shareholder Services Representative may, from time to time, choose not to receive all of the fees payable to it.



INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES



The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (Participating Insurance Companies). The Fund currently does not foresee any disadvantages to the holders of variable annuity contracts and variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Fund's Board of Directors (Board) intends to monitor events in order to identify any material conflicts which may possibly arise and would have to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, an insurance company separate account might be required to redeem its investments in the Fund which might force the Fund to sell securities at disadvantageous prices. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by the Participating Insurance Companies. The Fund assumes no responsibility for such prospectuses.



OTHER FUNDS



ING Funds Distributor, Inc., the Distributor for the Fund, also offers directly to the public other ING funds that have similar names, investment objectives and strategies as those of the Fund offered by this prospectus. You should be aware that the Fund is likely to differ from these other ING funds in size and cash flow pattern. Accordingly, the performance of this Fund can be expected to vary from those of the other funds.



PRIVACY POLICY



The Fund has adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180 and select option 1, obtain a policy over the internet at www.ingfunds.com, or see the privacy policy that accompanies this Prospectus.


 6      Information for Investors

                                                       INFORMATION FOR INVESTORS

--------------------------------------------------------------------------------


ABOUT YOUR INVESTMENT



With the exception of shares held in connection with initial capital of the Fund, shares of the Fund are currently available only to serve as an investment option under variable annuity contracts (Contracts) or variable life insurance policies (Policies) issued by insurance companies. You do not buy, sell or exchange shares of the Fund. You choose investment options through your annuity contract or life insurance policy.



The insurance company that issued your variable annuity contract or life insurance policy is responsible for investing in the Fund, according to the investment option you've chosen. You should consult your variable contract prospectus for additional information about how this works.



HOW SHARES ARE PRICED



How and when we calculate the Fund's price or net asset value (NAV) per share determines the price at which an insurance company will buy or sell shares. The NAV per share of the Fund is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern
Time). The NAV per share for the Fund is calculated by taking the value of the Fund's assets, subtracting the Fund's liabilities, and dividing by the number of shares that are outstanding.



As more fully described in the SAI, portfolio securities are valued using current market valuations: either the last reported sales price or, in the case of securities for which there is no reported last sale and fixed-income securities, the mean between the closing bid and asked prices. Securities for which market quotations are not readily available or which are illiquid are valued at their fair values as determined in good faith under the supervision of the Fund's officers, and by the Adviser and the Board of Directors (Board), in accordance with methods that are specifically authorized by the Board. Short-term obligations with maturities of 60 days or less are valued at amortized cost as reflecting fair value.



The Fund invests in securities denominated in foreign currencies and traded on foreign exchanges. To determine their value, we convert their foreign currency price into U.S. dollars by using the exchange rate last quoted by a major bank. Exchange rates fluctuate frequently and may affect the U.S. dollar value of foreign-denominated securities, even if their market prices do not change. In addition, some foreign exchanges are open for trading when the U.S. market is closed. As a result, the Fund's foreign securities--and their prices -- may fluctuate during periods when Fund shares cannot be bought, sold or exchanged.



The value of securities denominated in foreign currencies and traded on foreign exchanges or in foreign markets will be translated into U.S. dollars at the last price of their respective currency denomination against U.S. dollars quoted by a major bank or, if no such quotation is available, at the rate of exchange determined in accordance with policies established in good faith by the Board. Because the value of securities denominated in foreign currencies must be translated into U.S. dollars, fluctuations in the value of such currencies in relation to the U.S. dollar may affect the NAV of Fund shares even without any change in the foreign currency denominated values of such securities.



Because foreign securities markets may close before the Fund determines its NAV, events affecting the value of portfolio securities occurring between the time prices are determined and the time the Fund calculates its NAV may not be reflected unless the Adviser, under supervision of the Board, determines that a particular event would materially affect its NAV.



When a Participating Insurance Company is buying shares, it will pay the NAV that is next calculated after its order is received in proper form. When a Participating Insurance Company is selling shares, it will normally receive the NAV that is next calculated after its order is received in proper form.



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.


                                               Information for Investors       7

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------


ING INVESTMENTS, LLC (ING or ING Investments), formerly ING Pilgrim Investments, LLC (ING Pilgrim), an Arizona limited liability company, serves as the investment adviser to the Fund. ING has overall responsibility for the management of the Fund. ING provides or oversees all investment advisory and portfolio management services for the Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.



ING is registered as an investment adviser with the SEC. ING is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) (ING Group). ING Group is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.



As of March 31, 2002, ING managed over $36.2 billion in assets.



ING's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.



ING is paid an investment advisory fee at an annual rate of 0.85% of the average daily net assets of the Fund. This fee is computed on the basis of the Fund's average daily net assets and is payable on the last business day of each month.



The following individuals share responsibility for the day-to-day management of the Fund:



RICHARD T. SALER, Senior Vice President and Director of International Equity Investment Strategy of ING, has served as Senior Portfolio Manager of the international portion of the Fund's assets since June 2000. From 1986 until July 2000, he was Senior Vice President and Director of International Equity Strategy at Lexington Management Corporation (Lexington) (which was acquired by ING Pilgrim's parent company in July 2000).



PHILIP A. SCHWARTZ, Senior Vice President and Director of International Equity Investment Strategy of ING, has served as Senior Portfolio Manager of the international portion of the Fund's assets since June 2000. Prior to joining ING Pilgrim in July 2000, Mr. Schwartz was Senior Vice President and Director of International Equity Investment Strategy at Lexington (which was acquired by ING Pilgrim's parent company in July 2000). Prior to 1993, Mr. Schwartz was a Vice President of European Research Sales with Cheuvreux de Virieu in Paris and New York.



JAN WIM DERKS, Vice President of ING, has served as a member of the portfolio management team that manages the Fund since October 2000. In addition to his role with ING, Mr. Derks also serves as Director of Global Emerging Markets Equities at ING Investment Management -- Europe. Prior to joining ING Investment Management -- Europe in 1997, Mr. Derks managed a Latin American equity fund with ABN AMRO.



ERIC ANDERSON, Vice President of ING, has served as a member of the portfolio management team that manages the Fund since October 2000. In addition to his role with ING, Mr. Anderson also serves as Senior Portfolio Manager -- Global Emerging Markets Equities at ING Investment Management -- Americas. Prior to joining ING Investment Management -- Americas in 1997, Mr. Anderson managed a Latin America equity portfolio and participated in the management of an emerging market debt portfolio at Offitbank in New York.



BRATIN SANYAL, Vice President of ING, has served as a member of the portfolio management team that manages the Fund since October 2000. In addition to his role with ING, Mr. Sanyal serves as the Senior Portfolio Manager -- Global Emerging Markets Equities at ING Investment Management -- Europe. Mr. Sanyal has held several positions with ING Investment Management -- Europe, most recently as an Asian equity fund manager. Prior to joining ING Investment
Management -- Europe in 1993, he was an economist at the World Bank where he structured debt workouts for the highly indebted countries.



 8      Management of the Fund

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

The Fund distributes substantially all its net investment income and net capital gains to shareholders each year.

- Distributions are not guaranteed.

- The Board of Directors has discretion in determining the amount and frequency of any distributions.

- All dividends and other distributions will be reinvested automatically in additional shares and credited to the shareholders' accounts.

TAX MATTERS

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code), so that it will not be subject to federal income tax on its earnings and capital gains that are distributed to its shareholders. In addition, the Fund intends to comply with the diversification requirements of the Code and Treasury Regulations in order to maintain the tax-deferred status of the separate accounts of the Participating Insurance Companies.

Shares of the Fund must be purchased through Policies or Contracts. As a result, it is anticipated that any dividend or capital gains distribution from the Fund and any proceeds from the redemption of the shares of the Fund will be exempt from current taxation if left to accumulate within a Policy or Contract. Withdrawals from Policies or Contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 1/2.

The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus, and is subject to change by legislative, administrative or judicial action. As the foregoing discussion is for general information only, a prospective investor also should review the more detailed discussion of federal income tax considerations that is contained in the SAI. In addition, each prospective investor should consult with his own tax adviser as to the tax consequences of investments in the Fund, including the application of state and local taxes which may differ from the federal income tax consequences described above.

THE TAX STATUS OF YOUR INVESTMENT IN THE FUND DEPENDS UPON THE FEATURES OF YOUR POLICY OR CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE POLICY OR CONTRACT PROSPECTUS.




      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                      Dividends, Distributions and Taxes       9

MORE INFORMATION ABOUT RISKS

--------------------------------------------------------------------------------


All funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Fund may invest and certain of the investment practices that the Fund may use. For more information about these and other types of securities and investment techniques that may be used by the Fund, see the SAI.



Many of the investment techniques and strategies discussed in this prospectus and the SAI are discretionary, which means that the Adviser can decide whether to use them or not. The Fund may invest in these securities or use these techniques as part of the Fund's principal investment strategy. However, the Adviser may also use investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.



PRINCIPAL RISKS



MARKET RISK. The market value of a security may go up or down, sometimes rapidly and unpredictably. A decline in market value may cause a security to be worth less than it was at the time of purchase. Market risk applies to individual securities, a particular sector or the entire economy.



MANAGER RISK. Fund management affects Fund performance. The Fund may lose money if the Fund manager's investment strategy does not achieve the Fund's objective or the manager does not implement the strategy properly.



RISKS OF INVESTING IN FOREIGN SECURITIES



LEGAL SYSTEM AND REGULATION RISK. Foreign countries have different legal systems and different regulations concerning financial disclosure, accounting and auditing standards. Corporate financial information that would be disclosed under U.S. law may not be available. Foreign accounting and auditing standards may render a foreign corporate balance sheet more difficult to understand and interpret than one subject to U.S. law and standards. Additionally, government oversight of foreign stock exchanges and brokerage industries may be less stringent than in the U.S.



CURRENCY RISK. Most foreign stocks are denominated in the currency of the stock exchange where they are traded. The Fund's net asset value is denominated in U.S. dollars. The exchange rate between the U.S. dollar and most foreign currencies fluctuates; therefore, the net asset value of the Fund will be affected by a change in the exchange rate between the U.S. dollar and currencies in which the Fund's stocks are denominated. The Fund may also incur transaction costs associated with exchanging foreign currencies into U.S. dollars.



STOCK EXCHANGE AND MARKET RISK. Foreign stock exchanges generally have less volume than U.S. stock exchanges. Therefore, it may be more difficult to buy or sell shares of foreign securities, which increases the volatility of share prices on such markets. Additionally, trading on foreign stock markets may involve longer settlement periods and higher transaction costs.



EXPROPRIATION RISK. Foreign governments may expropriate the Fund's investments either directly by restricting the Fund's ability to sell a security or by imposing exchange controls that restrict the sale of a currency or by taxing the Fund's investments at such high levels as to constitute confiscation of the security. There may be limitations on the ability of the Fund to pursue and collect a legal judgment against a foreign government.



The Fund may trade in certain foreign securities markets which are less developed than comparable U.S. markets. The risks associated with trading in such markets include:



- limited product lines;



- limited markets or financial or managerial resources;



- their securities may be more susceptible to losses and risks of bankruptcy;



- their securities may trade less frequently and with lower volume, leading to greater price fluctuations; and



- their securities are subject to increased volatility and reduced liquidity due to limited market making and arbitrage activities.



PORTFOLIO TURNOVER. The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a fund, including brokerage commissions and other transaction costs, which may have an adverse effect on the performance of the Fund.



TEMPORARY DEFENSIVE POSITIONS



When the Adviser to the Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure, and invest substantially in high-quality short-term investments. To the extent that the Fund invests extensively in these investments, it likely will not achieve long-term growth of capital.



LENDING PORTFOLIO SECURITIES



In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33 1/3% of its total assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.




 10      More Information About Risks

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table on the following page is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). A report of the Fund's independent auditors, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                   Financial Highlights       11

ING VP EMERGING MARKETS FUND                                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial highlights for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, independent auditors.



                                                                                YEAR ENDED DECEMBER 31,
                                                                    -----------------------------------------------
                                                                     2001     2000(1)    1999      1998      1997
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $        7.63     12.81     5.67      8.91     10.11
 Income (loss) from investment operations:
 Net investment income (loss)                                  $        0.02     -0.07    -0.02      0.06      0.03
 Net realized and unrealized gain (loss) on investments and
 foreign currencies                                            $       -1.15     -5.11     7.20     -2.64     -1.22
 Total income (loss) from investment operations                $       -1.13     -5.18     7.18     -2.58     -1.19
 Less distributions from:
 Net investment income                                         $       --        --        0.04      0.04      0.01
 Net realized gains on investments                             $        1.57     --          --      0.62        --
 Total distributions                                           $        1.57     --        0.04      0.66      0.01
RATIOS AND SUPPLEMENTAL DATA:
 Net asset value, end of period                                $        4.93      7.63    12.81      5.67      8.91
 TOTAL RETURN(2)                                               %      -10.42    -40.44   127.14    -27.95    -11.81
 Net assets, end of year (000s)                                $     16,761   21,979     38,803    15,391    24,052
 Ratio to average net assets:
 Net expenses after expense reimbursement(3)                   %        1.85      1.74     1.70      2.08      1.84
 Gross expenses prior to expense reimbursement(3)              %        1.85      1.74     1.70      2.08      1.91
 Net investment income (loss) after expense reimbursement(3)   %        0.30     -0.51    -0.25      0.84      0.26
 Portfolio turnover rate                                       %      113       255      182.64    121.31    157.52


--------------------------------------------------------------------------------


(1) Effective July 26, 2000, ING Investments, LLC formerly ING Pilgrim Investments, LLC became the Investment Adviser of the Fund.



(2)Total return is calculated assuming reinvestment of all dividend and capital gain distributions at net asset value.



(3)The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.



 12      ING VP Emerging Markets Fund

[ING FUNDS LOGO]             EMMKTSPROS 050102-050102


WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE ING PORTFOLIOS IN OUR:

ANNUAL/SEMI-ANNUAL REPORTS

Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the financial statements and the independent accountants' reports (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the ING
Portfolios. The SAI is legally part of this prospectus (it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange Commission (SEC).

Please write or call for a free copy of the current
Annual/Semi-Annual reports, the SAI or other Portfolio information, or to make shareholder inquiries:

INVESTMENT MANAGER
ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258

DISTRIBUTOR
ING Funds Distributor, Inc.
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258

CUSTODIAN

Brown Brothers Harriman & Co.


40 Water Street


Boston, MA 02109


TRANSFER AGENT
DST Systems, Inc.

816 Wyandotte

Kansas City, MO 64105

INDEPENDENT AUDITORS
KPMG LLP

99 High Street


Boston, MA 02110


LEGAL COUNSEL
Dechert
1775 Eye Street, NW
Washington, DC 20006-2401

1-800-992-0180


Or visit our website at www.ingfunds.com


This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street, NW
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov

When contacting the SEC, you will want to refer to the Portfolio's SEC file number. The file numbers are as follows:


ING VP Emerging Markets Fund, Inc.        811-8250

                       ING VP EMERGING MARKETS FUND, INC.



                 (formerly, Pilgrim Emerging Markets Fund, Inc.)


                       STATEMENT OF ADDITIONAL INFORMATION



                                   May 1, 2002



This Statement of Additional Information ("SAI") is not a prospectus. You should read it in conjunction with the current prospectus of ING VP Emerging Markets Fund, Inc. (the "Fund"), dated May 1, 2002 and any revisions to the prospectus which might occur from time to time. To obtain a copy of the Fund's prospectus at no charge, please write to the Fund at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258 or call the following number: 1-800-992-0180.

                                TABLE OF CONTENTS


                                                                                            Page
                                                                                            ----
HISTORY OF THE FUND......................................................................     3

INVESTMENT OBJECTIVE AND POLICIES........................................................     3

CERTAIN INVESTMENT METHODS...............................................................     3

RISK CONSIDERATIONS......................................................................     4

INVESTMENT RESTRICTIONS..................................................................     7

MANAGEMENT OF THE FUND...................................................................     9

COMPENSATION TABLE.......................................................................    30

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS.........................................    33

CAPITAL STOCK STRUCTURE..................................................................    34

NET ASSET VALUE..........................................................................    35

TAX MATTERS..............................................................................    35

PERFORMANCE CALCULATION..................................................................    37

OTHER INFORMATION........................................................................    39

CODE OF ETHICS...........................................................................    39

TRANSFER AGENT...........................................................................    40

CUSTODIAN................................................................................    40

COUNSEL AND INDEPENDENT AUDITORS.........................................................    40

FINANCIAL STATEMENTS.....................................................................    40

                               HISTORY OF THE FUND


The Fund is a diversified, open-end management investment company organized on December 27, 1993, as a corporation under the laws of the State of Maryland. The Fund was formerly called "Lexington Emerging Markets Fund, Inc". On April 30, 2001, the name of the Fund was changed to "Pilgrim Emerging Markets Fund, Inc." On May 1, 2002, the name of the Fund was changed from "Pilgrim Emerging Markets Fund, Inc." to "ING VP Emerging Markets Fund, Inc."



                        INVESTMENT OBJECTIVE AND POLICIES


The Fund's investment objective is to seek long-term growth of capital primarily through investment in equity securities and equity equivalents of emerging market companies.



                           CERTAIN INVESTMENT METHODS

SETTLEMENT TRANSACTIONS

When the Fund enters into contracts for purchase or sale of a portfolio security denominated in a foreign currency, it may be required to settle a purchase transaction in the relevant foreign currency or receive the proceeds of a sale in that currency. In either event, the Fund will be obligated to acquire or dispose of such foreign currency as is represented by the transaction by selling or buying an equivalent amount of United States dollars. Furthermore, the Fund may wish to lock in the United States dollar value of the transaction at or near the time of a purchase or sale of portfolio securities at the exchange rate or rates then prevailing between the United States dollar and the currency in which the foreign security is denominated. Therefore, the Fund may, for a fixed amount of United States dollars, enter into a forward foreign exchange contract for the purchase or sale of the amount of foreign currency involved in the underlying securities transaction. In so doing, the Fund will attempt to insulate itself against possible losses and gains resulting from a change in the relationship between the United States dollar and the foreign currency during the period between the date a security is purchased or sold and the date on which payment is made or received. This process is known as transaction hedging.

To effect the translation of the amount of foreign currencies involved in the purchase and sale of foreign securities and to effect the transaction hedging described above, the Fund may purchase or sell foreign currencies on a spot (i.e., cash) basis or on a forward basis. In these transactions, the Fund purchases or sells a specific amount of foreign currency, at a price set at the time of the contract, for receipt of delivery at a specified date which may be any fixed number of days in the future.


Spot and forward foreign exchange transactions may also be utilized to reduce the risk inherent in fluctuations in the exchange rate between the United States dollar and the relevant foreign dollar and the relevant foreign currency when foreign securities are purchased or sold for settlement beyond customary settlement time (as described below). Neither type of foreign currency transaction will eliminate fluctuations in the prices of the Fund's portfolio or securities or prevent loss if the price of those securities decline.


PORTFOLIO HEDGING


Some or all of the Fund's portfolio will be denominated in foreign currencies. As a result, in addition to the risk of change in the market value of portfolio securities, the value of the portfolio in United States dollars is subject to fluctuations in the exchange rate between the foreign currencies and the United States dollar. When, in the opinion of ING Investments, LLC, ("ING Investments" or the "Investment Manager"), formerly ING Pilgrim Investments, LLC, it is desirable to limit or reduce exposure in a foreign currency in order to moderate potential changes in the United States dollar value of the portfolio, the Fund may enter into a forward foreign currency exchange contract by which the United States dollar value of the underlying foreign portfolio securities can be approximately matched by an equivalent United States dollar liability.



This technique is known as portfolio hedging and moderates or reduces the risk of change in the United States dollar value of the Fund's portfolio only during the period before the maturity of the forward contract (which will not be in excess of one year). The Fund, for hedging purposes only, may also enter into forward foreign currency exchange contracts to increase its exposure to a foreign currency that the Fund's Investment Manager expects to increase in value relative to the United States dollar. The Fund will not attempt to hedge all of its foreign portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by the Investment Manager. Hedging against a decline in the value of currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of those securities decline. The Fund will not enter into forward foreign currency exchange transactions for speculative purposes. The Fund intends to limit transactions as described in this paragraph to not more than 70% of the total Fund assets.


FORWARD COMMITMENTS


The Fund may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time (forward commitments) because new issues of securities are typically offered to investors, such as the Fund, on that basis. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in value of the Fund's other assets. Although the Fund will enter into such contracts with the intention of acquiring the securities, the Fund may dispose of a commitment prior to settlement if the Investment Manager deems it appropriate to do so. The Fund may realize short-term profits or losses upon the sale of forward commitments. When the Fund engages in a forward commitment transaction, the custodian will set aside cash, U.S. Government securities or other high quality debt obligations equal to the amount of the commitment in a separate account.


COVERED CALL OPTIONS


Call options may also be used as a means of participating in an anticipated price increase of a security on a more limited basis than would be possible if the security itself were purchased. The Fund may write only call options on securities it owns or has the right to acquire. Since it can be expected that a call option will be exercised if the market value of the underlying security increases to a level greater than the exercise price, this strategy will generally be used when the Investment Manager believes that the call premium received by the Fund plus anticipated appreciation in the price of the underlying security, up to the exercise price of the call, will be greater than the appreciation in the price of the security. The Fund intends to limit transactions as described in this paragraph to less than 5% of total Fund assets. The Fund will not purchase put and call options written by others. Also, the Fund will not write any put options.


                               RISK CONSIDERATIONS

Investors should recognize that investing in securities of companies in emerging markets and emerging countries involves certain risk considerations, including those set forth below, which are not typically associated with investing in securities of U.S. companies.

FOREIGN CURRENCY CONSIDERATIONS


The Fund's assets will be invested in securities of companies in emerging markets and emerging countries and substantially all income will be received by the Fund in foreign currencies. However, the Fund will compute and distribute its income in dollars, and the computation of income will be made on the date of its receipt by the Fund at the foreign exchange rate in effect on that date. Therefore, if the value of the foreign currencies in which the Fund receives its income falls relative to the dollar between receipt of the income and the making of Fund distributions, the Fund will be required to liquidate securities in order to make distributions if the Fund has insufficient cash in dollars to meet distribution requirements.


The value of the assets of the Fund as measured in dollars also may be affected favorably or unfavorably by fluctuations in currency rates and exchange control regulations. Further, the Fund may incur costs in connection with conversions between various currencies. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward or futures contracts to purchase or sell foreign currencies.

INVESTMENT AND REPATRIATION RESTRICTIONS


Some emerging countries have laws and regulations which currently preclude direct foreign investment in the securities of their companies. However, indirect foreign investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted by certain emerging countries through investment funds which have been specifically authorized. The Fund may invest in these investment funds subject to the provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). If the Fund invests in such investment funds, the Fund's shareholders will bear not only their proportionate share of the expenses of the Fund (including operating expenses and the fees of the Investment Adviser), but also will bear indirectly similar expenses of the underlying investment funds.


In addition to the foregoing investment restrictions, prior governmental approval for foreign investments may be required under certain circumstances in some emerging countries, while the extent of foreign investment in domestic companies may be subject to limitation in other emerging countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging countries to prevent, among other concerns, violation of foreign investment limitations.

Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging countries. The Fund could be adversely affected by delays in or a refusal to grant any required governmental approval for such repatriation.

EMERGING COUNTRY AND EMERGING MARKET SECURITIES MARKETS

Trading volume on emerging country stock exchanges is substantially less than that on the New York Stock Exchange (NYSE). Further, securities of some emerging country or emerging market companies are less liquid and more volatile than securities of comparable U.S. companies. Similarly, volume and liquidity in most emerging country bond markets is substantially less than in the U.S. and, consequently, volatility of price can be greater than in the U.S. Fixed commissions on emerging country stock or emerging market exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund endeavors to achieve the most favorable net results on its portfolio transactions and may be able to purchase the securities in which the Fund may invest on other stock exchanges where commissions are negotiable. Foreign stock exchanges, brokers and listed companies are generally subject to less government supervision and regulation than in the U.S. The customary settlement time for foreign securities may be longer than the five day customary settlement time for U.S. securities.

Companies in emerging countries are not generally subject to uniform accounting, auditing and financial reporting standards, practices and disclosure requirements comparable to those applicable to U.S. companies. Consequently, there may be less publicly available information about an emerging country company than about a U.S. company. Further, there is generally less governmental supervision and regulation of foreign stock exchanges, brokers and listed companies than in the U.S.

EMERGING MARKET DEBT SECURITIES

Emerging market debt securities or other debt securities in which the Fund may invest may consist of debt obligations rated below investment grade or non-rated securities comparable to below investment grade securities. Such lower-rated debt securities are considered highly speculative and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than with higher-grade debt securities. The investment in emerging market debt securities is not a principal investment strategy for the Fund.

ECONOMIC AND POLITICAL RISKS

The economies of individual emerging countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.


With respect to any emerging country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the Fund's investments in those countries. In addition, it may be more difficult to obtain a judgment in a court outside of the U.S.



LENDING OF PORTFOLIO SECURITIES



In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33-1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities deemed to be creditworthy by the Investment Manager. No lending may be made with any companies affiliated with the Investment Manager. Loans of portfolio securities earn income for the Fund and are collateralized by cash or U.S. government securities. The Fund might experience a loss if the financial institution defaults on the loan.



The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. Although voting rights of the loaned securities may pass to the borrower, if a material event affecting the investment in the loaned securities is to occur, the Fund must terminate the loan and vote the securities. Alternatively, the Fund may enter into an arrangement that ensures that it can vote the proxy even while the borrower continues to hold the securities. During the time portfolio securities are on loan, the borrower pays the Fund any interest or distributions paid on such securities. The Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. Loans are subject to termination at the option of the Fund or the borrower at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.


                             INVESTMENT RESTRICTIONS


The Fund's investment objective and the following investment restrictions are matters of fundamental policy which may not be changed without the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a shareholders' meeting at which more than 50% of the outstanding shares are present or represented by proxy or (b) more than 50% of the outstanding shares. Under these investment restrictions:



(1) The Fund will not issue any senior security (as defined in the 1940 Act), except that (a) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including reverse repurchase agreements, foreign exchange contracts, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (b) the Fund may engage in transactions that may result in the issuance of a senior security to the extent permitted under applicable regulations, interpretation of the 1940 Act or an exemptive order; (c) the Fund may engage in short sales of securities to the extent permitted in its investment program and other restrictions; (d) the purchase or sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; and (e) subject to fundamental restrictions, the Fund may borrow money as authorized by the 1940 Act.



(2) The Fund will not borrow money, except that (a) the Fund may enter into certain futures contracts and options related thereto; (b) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; (c) for temporary emergency purposes, the Fund may borrow money in amounts not exceeding 5% of the value of its total assets at the time when the loan is made; (d) the Fund may pledge its portfolio securities or receivables or transfer or assign or otherwise encumber them in an amount not exceeding one-third of the value of its total assets; and (e) for purposes of leveraging, the Fund may borrow money from banks (including its custodian bank), only if, immediately after such borrowing, the value of the Fund's assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If at any time, the value of the Fund's assets fails to meet the 300% asset coverage requirement relative only to leveraging, the Fund will, within three days (not including Sundays and holidays), reduce its borrowings to the extent necessary to meet the 300% test. The Fund will only invest up to 5% of its total assets in reverse repurchase agreements.



(3) The Fund will not act as an underwriter of securities except to the extent that, in connection with the disposition of portfolio securities by the Fund, the Fund may be deemed to be an underwriter under the provisions of the Securities Act of 1933, as amended ("1933 Act").


(4) The Fund will not purchase real estate, interests in real estate or real estate limited partnership interests except that, to the extent appropriate under its investment program, the Fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein.

(5) The Fund will not make loans, except that, to the extent appropriate under its investment program, the Fund may (a) purchase bonds, debentures or other debt securities, including short-term obligations, (b) enter into repurchase transactions and (c) lend portfolio securities provided that the value of such loaned securities does not exceed one-third of the Fund's total assets.


(6) The Fund will not invest in commodity contracts, except that the Fund may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities, may enter into transactions in financial and index futures contracts and related options, may engage in transactions on a when-issued or forward commitment basis, and may enter into forward currency contracts.

(7) The Fund will not concentrate its investments in any one industry, except that the Fund may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. The Fund considers foreign government securities and supranational organizations to be industries for the purposes of this restriction. This limitation, however, will not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities.


(8) The Fund will not purchase securities of an issuer, if (a) more than 5% of the Fund's total assets taken at market value would at the time be invested in the securities of such issuer, except that such restriction shall not apply to securities issued or guaranteed by the United States government or its agencies or instrumentalities or, with respect to 25% of the Fund's total assets, to securities issued or guaranteed by the government of any country other than the United States which is a member of the Organization for Economic Cooperation and Development (OECD). The member countries of OECD are at present: Australia, Austria, Belgium, Canada, Czech Republic, Denmark, Germany, Finland, France, Greece, Hungary, Iceland, Ireland, Italy, Japan, Korea, Luxembourg, Mexico, the Netherlands, New Zealand, Norway, Poland, Portugal, Slovak Republic, Spain, Sweden, Switzerland, Turkey, the United Kingdom and the United States; or (b) such purchases would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.



In addition to the above fundamental restrictions, the Fund has undertaken the following non-fundamental restrictions, which may be changed in the future by the Board of Directors ("Board"), without a vote of the shareholders of the
Fund:



(1) The Fund will not purchase the securities of any other investment company, except as permitted under the 1940 Act.


















(2) The Fund will not invest more than 15% of its total assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A or securities offered pursuant to Section 4(2) of the 1933 Act, shall not be deemed illiquid solely by reason of being unregistered. The Investment Manager shall determine whether a particular security is deemed to be illiquid based on the trading markets for the specific security and other factors.



The Fund has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in at least three countries with emerging securities markets. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

The percentage restrictions referred to above are to be adhered to at the time of investment and are not applicable to a later increase or decrease in percentage beyond the specified limit resulting from change in values or net assets.

                             MANAGEMENT OF THE FUND



INVESTMENT MANAGER, DISTRIBUTOR AND ADMINISTRATOR



ING Investments is registered as an investment adviser with the SEC and serves as an investment adviser to registered investment companies (or series thereof), as well as privately managed accounts. ING Investments, subject to the authority of the Board, has the overall responsibility for the management of the Fund's portfolio. ING Investments is a direct, wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) ("ING Group"). ING Group is a global financial institution active in the field of insurance, banking and asset management in more than 65 countries, with more than 100,000 employees.



On February 26, 2001, the name of the Investment Manager changed from ING Pilgrim Investments, Inc. to ING Pilgrim Investments, LLC. On March 1, 2002, the name of the Investment Manager changed to ING Investments, LLC. As of March 31, 2002, ING Investments had assets under management of over $36.2 billion.



ING Investments serves pursuant to an Investment Management Agreement between ING Investments and the Fund (the "Investment Management Agreement"). The Investment Management Agreement requires the Investment Manager to provide, subject to the supervision of the Board, investment advice and investment services to the Fund and to furnish advice and recommendations with respect to investment of the Fund's assets and the purchase or sale of its portfolio securities. The Investment Manager also provides investment research and analysis. The Investment Management Agreement provides that the Investment Manager is not subject to liability to the Fund for any act or omission in the course of, or connected with, rendering services under the Agreement, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Agreement.



After an initial two year term, the Investment Management Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board or (b) the vote of a majority (as defined in the 1940 Act) of the Fund's outstanding shares, provided that in either event the continuance is also approved by at least a majority of the Board who are not "interested persons" (as defined in the 1940 Act) of the Investment Manager by vote cast in person at a meeting called for the purpose of voting on such approval. The Investment Management Agreement is terminable without penalty with not less than 60 days' notice by the Board or by a vote of the holders of a majority of the Fund's outstanding shares, or upon not less than 60 days' notice by the Investment Manager. The Investment Management Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).






In connection with their deliberations relating to the Fund's current Investment Management Agreement, the Board considered information that had been provided by ING Investments. In considering the Investment Management Agreement, the Board considered several factors they believed, in light of the legal advice furnished to them by their independent legal counsel and their own business judgment, to be relevant. The factors considered by the Board in reviewing the Investment Management Agreement included, but were not limited to, the following: (1) the performance of the Fund; (2) the nature and quality of the services provided by ING Investments; (3) the fairness of the compensation under the Investment Management Agreement in light of the services provided; (4) the profitability to ING

Investments from the Investment Management Agreement; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and performance of ING Investments, as well as its efforts in recent years to build its investment management capabilities and administrative infrastructure; and (6) the expense ratio of the Fund. The Board also considered the total services provided by the Administrator as well as the fees the Administrator receives for such services.



In reviewing the terms of the Investment Management Agreement and in discussions with the Investment Manager concerning such Investment Management Agreement, the Independent Directors were represented by independent legal counsel. Based upon its review, the Board has determined that the Investment Management Agreement is in the interests of the Fund and its shareholders. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board, including the unanimous vote of the Independent Directors, approved the Investment Management Agreement.



The Investment Manager bears the expense of providing its services. For its services, the Fund pays the Investment Manager a monthly fee in arrears equal to a percentage of the Fund's average daily net assets during the month. The annual investment management fee for the Fund is 0.85% of the average daily net assets of the Fund. Prior to July 27, 2000, the Fund was managed by another investment adviser. See "Former Adviser and Sub-Adviser of the Fund." The Investment Manager has agreed to reduce its management fee if necessary to keep total operating expenses at or below 2.50% of the Fund's average daily net assets.



The Investment Manager has entered into expense limitation agreement with the Fund, pursuant to which the Investment Manager has agreed to waive or limit its fees. In connection with this agreement and certain U.S. tax requirements, the Investment Manager will assume other expenses so that the total annual ordinary operating expenses of the Fund (which excludes interest, taxes, brokerage commissions, other investment related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Fund's business, and expenses of any counsel or other persons or services retained by the Fund's Directors who are not "interested persons" (as defined in the 1940
Act) of the Investment Manager) do not exceed 2.50% of the Fund's average daily net assets.



The Fund will at a later date reimburse the Investment Manager for management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such reimbursement, the Fund's expense ratio does not exceed the percentage described above. The Investment Manager will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreements.



The expense limitation agreement provides that the expense limitation shall continue until July 26, 2002. The expense limitation is contractual and shall renew automatically for one-year terms unless the Investment Manager provides written notice of termination of the agreement to the Fund within thirty (30) days' of the end of the then-current term for that Fund or upon termination of the Investment Management Agreement. The Expense Limitation Agreement may also be terminated by the Fund, without payment of any penalty, upon ninety (90) days' prior written notice to the Investment Manager at its principal place of business.



Advisory Fees paid by the Fund and expense reimbursements paid to the Fund are as follows:


         Year ended 12/31                  Advisory Fees                Expense Reimbursements
         ----------------                  -------------                ----------------------
               1999                         $181,306*                           $0
               2000                         $318,288**                          $0
               2001                         $157,239                            $0


-------------------------


*        Paid to the former adviser to the Fund.



**       $219,548 of which was paid to the former adviser to the Fund.


SUB-ADVISORY AGREEMENTS


The Investment Management Agreement for the Fund provides that the Investment Manager, with the approval of the Board, may select and employ investment advisers to serve as a Sub-Adviser for the Fund ("Sub-Adviser"), and shall monitor the Sub-Adviser's investment programs and results, and coordinate the investment activities of the Sub-Adviser to ensure compliance with regulatory restrictions. The Investment Manager pays all of its expenses arising from the performance of its obligations under the Investment Management Agreement, including all fees payable to the Sub- Adviser, executive salaries and expenses of the Directors and Officers of the Fund who are employees of the Investment Manager or its affiliates. The Sub- Adviser pays all of its expenses arising from the performance of its obligations under the sub-advisory agreement (the Sub-Advisory Agreement).





The Fund does not have any current Sub-Advisers.

DISTRIBUTOR


Shares of the Fund are distributed by ING Funds Distributor, Inc. ("Distributor") pursuant to a Distribution Agreement between the Fund and the Distributor. The Distribution Agreement requires the Distributor to use its best efforts on a continuing basis to solicit purchases of shares of each Fund. The Fund and the Distributor have agreed to indemnify each other against certain liabilities. The Distribution Agreement will remain in effect for two years and from year to year thereafter only if its continuance is approved annually by a majority of the Board who are not parties to such agreement or interested persons (as defined in the 1940 Act) of any such party and must be approved either by votes of a majority of the Board or a majority of the outstanding voting securities of the Fund. See the prospectus for information on how to purchase and sell shares of the Fund. The Distributor, like the Investment Manager, is a wholly-owned indirect subsidiary of ING Group. Prior to July 26, 2000, the distributor for the Fund was Lexington Funds Distributor, Inc.


ADMINISTRATOR


ING Fund Services, LLC ("ING Funds Services" or "Administrator") serves as Administrator for the Fund, pursuant to an Administration Agreement. Subject to the supervision of the Board , the Administrator provides the overall business management and administrative services necessary to conduct properly the Fund's business, except for those services performed by the Investment Manager under the Investment Management Agreement, the Custodian for the Fund under the Custodian Agreement, the Transfer Agent for the Fund under the Transfer Agency Agreement, and such other service providers as may be retained by the Fund from time to time. The Administrator acts as liaison among these service providers to the Fund. The Administrator is also responsible for ensuring that the Fund operate in compliance with applicable legal requirements and for monitoring the Investment Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Fund.

The Administrator is an affiliate of the Investment Manager. For its services under the Administration Agreement, ING Funds Services receives an annual fee equal to 0.10% of the Fund's average daily net assets.



Prior to July 26, 2000, Lexington Management Corporation ("LMC") acted as administrator to the Fund and performed certain administrative and internal accounting services, including but not limited to, maintaining general ledger accounts, regulatory compliance, preparing financial information for semiannual and annual reports, preparing registration statements, calculating net asset values, providing shareholder communications, supervising the Custodian and Transfer Agent and providing facilities for such services. The Fund reimbursed LMC for its actual cost of providing such services, facilities and expenses.



Administration fees paid by the Fund are as follows:



           Year ended 12/31                       Administration Fees
           ----------------                       -------------------
              1999*                                        N/A
              2000**                                    $11,163
              2001                                      $18,499


-----------------------


*        Paid to the former administrator to the Fund.



**       $ 0 of which was paid to the former administrator to the Fund.



FORMER ADVISER AND SUB-ADVISER OF THE FUND


Prior to July 26, 2000, LMC, P.O. Box 1515, Saddle Brook, New Jersey 07663 was the investment adviser to the Fund pursuant to an Investment Advisory Agreement dated January 25, 1994. The agreement was approved by the Fund's Board of Directors (including a majority of the Directors who were not parties to the agreement or the interested persons of any such party) on December 6, 1994, and was last approved by the Board on November 29, 1999. LMC made recommendations to the Fund with respect to its investments and investment policies.



For its investment management services to the Fund, under its Advisory Agreement, LMC received a monthly fee at the annual rate of 0.85% of the Fund's average daily net assets.






LMC had agreed to reduce its management fee if necessary to keep total operating expenses at or below 2.50% of the Fund's average daily net assets. LMC could have terminated this voluntary reduction at any time. Brokerage fees and commissions, taxes, interest and extraordinary expenses were not deemed to be expenses of the Fund for such reimbursement.






LMC had entered into a Sub-Advisory Agreement with Stratos Advisors, Inc. ("Stratos"). Stratos had provided the Fund with investment advice and assisted in the management of the Fund's investment program. Stratos specializes in managing assets in emerging markets. Any investment program undertaken by Stratos as well as any other activities undertaken by Stratos on behalf of the Fund was at all times subject to the directives of the Board of Directors of the Fund.


Stratos had received, from LMC, monthly compensation equal to an annual rate of 35% of the management fee paid by the Fund, net of reimbursement and net of No Transaction Fee (NTF) program fees not assumed by the Fund for the services and facilities furnished pursuant to its Sub-Advisory Agreement. As of June 7, 2000, LMC directly managed the Fund.


Sub-advisory Fees paid to the former Sub-adviser are as follows:



           Year ended 12/31                        Sub-Advisory Fees
           ----------------                        -----------------
                  1999                                 $ 74,655
                  2000*                                $ 56,374


----------------------


*        As of June 7, 2000.

DIRECTORS AND OFFICERS OF THE FUND

BOARD OF DIRECTORS


The Fund is managed by its Board. The Directors and Officers of the Fund are listed below. The mailing address of the Directors is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. The Board governs the Fund and is responsible for protecting the interests of shareholders. The Directors are experienced executives who oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund's performance.



As of March 31, 2002, all officers and Directors of the Fund as a group owned of record and beneficially less than 1% of the outstanding shares of the Fund.



The Fund's Directors and executive officers, their ages, their principal occupations and former affiliations are set forth below:

----------------------------------------------------------------------------------------------------------------------------------
                                                     TERM OF                                                      NUMBER OF
                                                    OFFICE AND                                                   PORTFOLIOS
NAME, ADDRESS AND AGE                               LENGTH OF                                                      IN FUND
                                  POSITION(S)         TIME        PRINCIPAL OCCUPATION(S) DURING THE           COMPLEX OVERSEEN
                                  HELD WITH FUND    SERVED(1)             PAST 5 YEARS                            BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
----------------------------------------------------------------------------------------------------------------------------------
PAUL S. DOHERTY                   Director          10-29-99 to   Retired.  Mr. Doherty was formerly                  106
7337 E. Doubletree Ranch Rd.                        Present       President and Partner, Doherty, Wallace,
Scottsdale, Arizona 85258                                         Pillsbury and Murphy, P.C., Attorneys
Age:  67                                                          (1996 to 2001); Director of Tambrands,
                                                                  Inc. (1993 to 1998); and Trustee of each
                                                                  of the funds managed by Northstar
                                                                  Investment Management Corporation (1993
                                                                  to 1999).
----------------------------------------------------------------------------------------------------------------------------------
J. MICHAEL EARLEY                 Director          2-22-02 to    President and Chief Executive Officer of            106
7337 E. Doubletree Ranch Rd.                        Present       Bankers Trust Company, N.A. (1992 to
Scottsdale, Arizona 85258                                         present).
Age:  56
----------------------------------------------------------------------------------------------------------------------------------
R. BARBARA GITENSTEIN             Director          2-22-02 to    President of the College of New Jersey              106
7337 E. Doubletree Ranch Rd.                        Present       (1999 to present); Executive Vice
Scottsdale, Arizona 85258                                         President and Provost at Drake University
Age:  53                                                          (1992 to 1998).
----------------------------------------------------------------------------------------------------------------------------------
WALTER H. MAY                     Director          10-29-99 to   Retired.  Mr. May was formerly Managing             106
7337 E. Doubletree Ranch Rd.                        Present       Director and Director of Marketing for
Scottsdale, Arizona 85258                                         Piper Jaffray, Inc., an investment
Age:  65                                                          banking/underwriting firm.  Mr. May was
                                                                  formerly a Trustee of each of the
                                                                  funds managed by Northstar Investment
                                                                  Management Corporation (1996 to 1999).
----------------------------------------------------------------------------------------------------------------------------------







----------------------------------------------------------------
                                 OTHER DIRECTORSHIPS HELD BY
                                           DIRECTOR
----------------------------------------------------------------
INDEPENDENT DIRECTORS
----------------------------------------------------------------
PAUL S. DOHERTY                  Mr. Doherty is a Trustee of
7337 E. Doubletree Ranch Rd.     the GCG Trust (February 2002
Scottsdale, Arizona 85258        to present).
Age:  67
----------------------------------------------------------------
J. MICHAEL EARLEY                Mr. Earley is a Trustee of
7337 E. Doubletree Ranch Rd.     the GCG Trust (1997 to
Scottsdale, Arizona 85258        present).
Age:  56
----------------------------------------------------------------
R. BARBARA GITENSTEIN            Dr. Gitenstein is a Trustee
7337 E. Doubletree Ranch Rd.     of the GCG Trust (1997 to
Scottsdale, Arizona 85258        present).
Age:  53
----------------------------------------------------------------
WALTER H. MAY                    Mr. May is a Trustee the GCG
7337 E. Doubletree Ranch Rd.     Trust (February 2002 to
Scottsdale, Arizona 85258        present) and the Best Prep
Age:  65                         Charity (1991 to present).
----------------------------------------------------------------


-----------------

(1)      Directors serve until their successors are duly elected and qualified.

----------------------------------------------------------------------------------------------------------------------------------
                                                     TERM OF                                                      NUMBER OF
                                                    OFFICE AND                                                   PORTFOLIOS
NAME, ADDRESS AND AGE                               LENGTH OF                                                      IN FUND
                                  POSITION(S)         TIME        PRINCIPAL OCCUPATION(S) DURING THE           COMPLEX OVERSEEN
                                  HELD WITH FUND    SERVED(1)             PAST 5 YEARS                            BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------
JOCK PATTON                       Director          8-28-95 to    Private Investor.  Mr. Patton was                   106
7337 E. Doubletree Ranch Rd.                        Present       formerly a Director and Chief Executive
Scottsdale, Arizona 85258                                         Officer of Rainbow Multimedia Group, Inc.
Age:  56                                                          (January 1999 to December 2001); Director
                                                                  of Stuart Entertainment, Inc.; Director
                                                                  of Artisoft, Inc. (1994 to 1998);
                                                                  President and co-owner of StockVal, Inc.
                                                                  (November 1992 to June 1997) and a
                                                                  Partner and Director of the law firm of
                                                                  Streich, Lang P.A. (1972 to 1993).
----------------------------------------------------------------------------------------------------------------------------------
DAVID W.C. PUTNAM                 Director          10-29-99 to   President and Director of F.L. Putnam               106
7337 E. Doubletree Ranch Rd.                        Present       Securities Company, Inc. and its
Scottsdale, Arizona 85258                                         affiliates.  Mr. Putnam is also
Age:  62                                                          President, Secretary and Trustee of The
                                                                  Principled Equity Market Fund.  Mr.
                                                                  Putnam was formerly a Director/Trustee of
                                                                  Trust Realty Corp., Anchor Investment
                                                                  Trust, Bow Ridge Mining Co., and each of
                                                                  the funds managed by Northstar Investment
                                                                  Management Corporation (1994 to 1999).
----------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------
                                 OTHER DIRECTORSHIPS HELD BY
                                          DIRECTOR
------------------------------------------------------------------
JOCK PATTON                      Mr. Patton is a Trustee of
7337 E. Doubletree Ranch Rd.     the GCG Trust (February 2002
Scottsdale, Arizona 85258        to present).  He is also
Age:  56                         Director of Hypercom, Inc.
                                 and JDA Software Group, Inc.
                                 (January 1999 to present);
                                 National Airlines, Inc.; and
                                 BG Associates, Inc.
------------------------------------------------------------------
DAVID W.C. PUTNAM                Mr. Putnam is a Trustee of
7337 E. Doubletree Ranch Rd.     the GCG Trust (February 2002
Scottsdale, Arizona 85258        to present).  He is also a
Age:  62                         Director of F.L. Putnam
                                 Securities Company, Inc.
                                 (June 1978 to present); F.L.
                                 Putnam Investment Management
                                 Company (December 2001 to
                                 present); Asian American
                                 Bank and Trust Company (June
                                 1992 to present); and Notre
                                 Dame Health Care Center (1991
                                 to present). He is also a Trustee
                                 of The Principled Equity Market
                                 Fund (November 1996 to present);
                                 Progressive Capital Accumulation
                                 Trust (August 1998 to present);
                                 Anchor International Bond Trust
                                 (December 2000 to present); F.L.
                                 Putnam Foundation (December 2000
                                 to present); Mercy Endowment
                                 Foundation (1995 to present);
                                 and an Honorary Trustee of
                                 Mercy Hospital (1973 to
                                 present).
------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                     TERM OF                                                      NUMBER OF
                                                    OFFICE AND                                                   PORTFOLIOS
NAME, ADDRESS AND AGE                               LENGTH OF                                                      IN FUND
                                  POSITION(S)         TIME        PRINCIPAL OCCUPATION(S) DURING THE           COMPLEX OVERSEEN
                                  HELD WITH FUND    SERVED(1)             PAST 5 YEARS                            BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------
BLAINE E. RIEKE                   Director          2-26-01 to    General Partner of Huntington Partners,             106
7337 E. Doubletree Ranch Rd.                        Present       an investment partnership (1997 to
Scottsdale, Arizona 85258                                         present).  Mr. Rieke was formerly
Age:  68                                                          Chairman and Chief Executive Officer of
                                                                  Firstar Trust Company (1973 to 1996).
                                                                  Mr. Rieke was formerly the Chairman of
                                                                  the Board and a Trustee of each of the
                                                                  funds managed by ING Investment
                                                                  Management Co. LLC (1998 to 2001).
----------------------------------------------------------------------------------------------------------------------------------
ROGER B. VINCENT                  Director          2-22-02 to    President of Springwell Corporation, a              106
7337 E. Doubletree Ranch Rd.                        Present       corporate advisory firm (1989 to
Scottsdale, Arizona 85258                                         present).  Mr. Vincent was formerly a
Age: 56                                                           Director of Tatham Offshore, Inc. (1996
                                                                  to 2000) and Petrolane, Inc. (1993 to
                                                                  1995).
----------------------------------------------------------------------------------------------------------------------------------
RICHARD A. WEDEMEYER              Director          2-26-01 to    Vice President - Finance and                        106
7337 E. Doubletree Ranch Rd.                        Present       Administration - of the Channel
Scottsdale, Arizona 85258                                         Corporation, an importer of specialty
Age:  65                                                          alloy aluminum products (1996 to
                                                                  present).  Mr. Wedemeyer was formerly
                                                                  Vice President - Finance and
                                                                  Administration - of Performance
                                                                  Advantage, Inc., a provider of training
                                                                  and consultation services (1992 to 1996)
                                                                  and Vice President, Operations and
                                                                  Administration, of Jim Henson Productions
                                                                  (1979 to 1997).  Mr. Wedemeyer was
                                                                  formerly a Trustee of First Choice Funds
                                                                  (1997 to 2001).  Mr. Wedemeyer was also a
                                                                  Trustee of each of the funds managed by
                                                                  ING Investment Management Co. LLC (1998
                                                                  to 2001).
----------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------
                                  OTHER DIRECTORSHIPS HELD BY
                                           DIRECTOR
------------------------------------------------------------------
BLAINE E. RIEKE                   Mr. Rieke is a
7337 E. Doubletree Ranch Rd.      Director/Trustee of the GCG
Scottsdale, Arizona 85258         Trust (February 2002 to
Age:  68                          present) and the Morgan
                                  Chase Trust Co. (January
                                  1998 to present).



------------------------------------------------------------------
ROGER B. VINCENT                  Mr. Vincent is a Trustee of
7337 E. Doubletree Ranch Rd.      the GCG Trust (1994 to
Scottsdale, Arizona 85258         present).  Mr. Vincent also
Age: 56                           is a Director of AmeriGas
                                  Propane, Inc. (1998 to
                                  present).

------------------------------------------------------------------
RICHARD A. WEDEMEYER              Mr. Wedemeyer is a Trustee
7337 E. Doubletree Ranch Rd.      of the GCG Trust (February
Scottsdale, Arizona 85258         2002 to present) and
Age:  65                          Touchstone Consulting Group
                                  (1997 to present).
------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                     TERM OF                                                      NUMBER OF
                                                    OFFICE AND                                                   PORTFOLIOS
NAME, ADDRESS AND AGE                               LENGTH OF                                                      IN FUND
                                  POSITION(S)         TIME        PRINCIPAL OCCUPATION(S) DURING THE           COMPLEX OVERSEEN
                                  HELD WITH FUND    SERVED(1)             PAST 5 YEARS                            BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------
DIRECTORS WHO ARE "INTERESTED
PERSONS"
----------------------------------------------------------------------------------------------------------------------------------
R. GLENN HILLIARD(2)              Director          2-26-02 to    Chairman and CEO of ING Americas and a              106
ING Americas                                        Present       member of its Americas Executive
5780 Powers Ferry Road, NW                                        Committee (1999 to present). Mr. Hilliard
Atlanta, GA 30327                                                 was formerly Chairman and CEO of ING
Age:  59                                                          North America, encompassing the U.S.,
                                                                  Mexico and Canada regions (1994 to
                                                                  1999).





----------------------------------------------------------------------------------------------------------------------------------
THOMAS J. MCINERNEY(3)            Director          2-26-01 to    Chief Executive Officer, ING U.S.                   156
7337 E. Doubletree Ranch Rd.                        Present       Financial Services (September 2001 to
Scottsdale, Arizona 85258                                         present) and a member of ING Americas'
Age:  45                                                          Executive Committee (2001 to present).
                                                                  Mr. McInerney is also President, Chief
                                                                  Executive Officer and Director of
                                                                  Northern Life Insurance Company (2001 to
                                                                  present); and President and Director of
                                                                  Aetna Life Insurance and Annuity Company
                                                                  (1997 to present), Aetna Retirement
                                                                  Holdings, Inc. (1997 to present), Aetna
                                                                  Investment Adviser Holding Company (2000
                                                                  to present), and Aetna Retail Holding
                                                                  Company (2000 to present).  Mr. McInerney
                                                                  was formerly General Manager and Chief
----------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------
                                  OTHER DIRECTORSHIPS HELD BY
                                           DIRECTOR
------------------------------------------------------------------

DIRECTORS WHO ARE "INTERESTED
PERSONS"
------------------------------------------------------------------
R. GLENN HILLIARD(2)              Mr. Hilliard is a Trustee of
ING Americas                      the GCG Trust (February 2002
5780 Powers Ferry Road, NW        to present).  Mr. Hilliard
Atlanta, GA 30327                 also serves as a member of
Age:  59                          the Board of Directors of
                                  the Clemson University
                                  Foundation, the Board of
                                  Councilors for the Carter Center,
                                  a Trustee of the Woodruff Arts
                                  Center and sits on the Board of
                                  Directors for the High Museum of
                                  Art.
------------------------------------------------------------------
THOMAS J. MCINERNEY(3)            Mr. McInerney serves as
7337 E. Doubletree Ranch Rd.      Director/Trustee of the GCG
Scottsdale, Arizona 85258         Trust (February 2002 to
Age:  45                          present); Aeltus Investment
                                  Management, Inc. (1997 to
                                  present); each of the Aetna
                                  Funds (April 2002 to
                                  present); Ameribest Life
                                  Insurance Co. (2001 to
                                  present); Equitable Life
                                  Insurance Co. (2001 to
                                  present); First Columbine
                                  Life Insurance Co. (2001 to
                                  present); Golden American
                                  Life Insurance Co. (2001 to
------------------------------------------------------------------



-------------


(2) Mr. Hilliard is an "interested person," as defined by the Investment Company Act of 1940, as amended ("1940 Act"), because of his relationship with ING Americas, an affiliate of ING Investments, LLC.




(3) Mr. McInerney is an "interested person," as defined by the 1940 Act, because of his affiliation with ING U.S. Financial Services, an affiliate of ING Investments, LLC.

----------------------------------------------------------------------------------------------------------------------------------
                                                     TERM OF                                                      NUMBER OF
                                                    OFFICE AND                                                   PORTFOLIOS
NAME, ADDRESS AND AGE                               LENGTH OF                                                      IN FUND
                                  POSITION(S)         TIME        PRINCIPAL OCCUPATION(S) DURING THE           COMPLEX OVERSEEN
                                  HELD WITH FUND    SERVED(1)             PAST 5 YEARS                            BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------
                                                                  Executive Officer of ING Worksite
                                                                  Division (December 2000 to October 2001);
                                                                  President of Aetna Financial Services
                                                                  (August 1997 to December 2000), Head of
                                                                  National Accounts and Core Sales and
                                                                  Marketing for Aetna U.S. Healthcare
                                                                  (April 1996 to March 1997), Head of
                                                                  Corporate Strategies for Aetna Inc. (July
                                                                  1995 to April 1996), and has held a
                                                                  variety of line and corporate staff
                                                                  positions since 1978.
----------------------------------------------------------------------------------------------------------------------------------





------------------------------------------------------------------
                                  OTHER DIRECTORSHIPS HELD BY
                                           DIRECTOR
------------------------------------------------------------------

                                  present); Life Insurance Company
                                  of Georgia (2001 to present);
                                  Midwestern United Life Insurance
                                  Co. (2001 to present); ReliaStar
                                  Life Insurance Co. (2001 to
                                  present); Security Life of Denver
                                  (2001 to present); Security
                                  Connecticut Life Insurance Co.
                                  (2001 to present); Southland Life
                                  Insurance Co. (2001 to present);
                                  USG Annuity and Life Company
                                  (2001 to present); and United
                                  Life and Annuity Insurance Co.
                                  Inc (2001 to present). Mr.
                                  McInerney is a member of the
                                  Board of the National Commission
                                  on Retirement Policy, the
                                  Governor's Council on Economic
                                  Competitiveness and Technology of
                                  Connecticut, the Board of
                                  Directors of the Connecticut
                                  Business and Industry
                                  Association, the Board of
                                  Trustees of the Bushnell, the
                                  Board for the Connecticut Forum,
                                  and the Board of the Metro
                                  Hartford Chamber of Commerce, and
                                  is Chairman of Concerned Citizens
                                  for Effective Government.

------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                     TERM OF                                                      NUMBER OF
                                                    OFFICE AND                                                   PORTFOLIOS
NAME, ADDRESS AND AGE                               LENGTH OF                                                      IN FUND
                                  POSITION(S)         TIME        PRINCIPAL OCCUPATION(S) DURING THE           COMPLEX OVERSEEN
                                  HELD WITH FUND    SERVED(1)             PAST 5 YEARS                            BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------

JOHN G. TURNER(4)                 Chairman and      10-29-99 to   President, Turner Investment Company                106
7337 E. Doubletree Ranch Rd.      Director          Present       (since January 2002).  Mr. Turner was
Scottsdale, Arizona 85258                                         formerly Vice Chairman of ING Americas
Age:  62                                                          (2000 to 2001); Chairman and Chief
                                                                  Executive Officer of ReliaStar Financial
                                                                  Corp. and ReliaStar Life Insurance
                                                                  Company (1993 to 2000); Chairman of
                                                                  ReliaStar United Services Life Insurance
                                                                  Company (1995 to 1998); Chairman of
                                                                  ReliaStar Life Insurance Company of New
                                                                  York (1995 to 2001); Chairman of Northern
                                                                  Life Insurance Company (1992 to 2000);
                                                                  Chairman and Director/Trustee of the
                                                                  Northstar affiliated investment companies
                                                                  (1993 to 2001) and Director, Northstar
                                                                  Investment Management Corporation and its
                                                                  affiliates (1993 to 1999).
----------------------------------------------------------------------------------------------------------------------------------





------------------------------------------------------------------
                                  OTHER DIRECTORSHIPS HELD BY
                                           DIRECTOR
------------------------------------------------------------------
JOHN G. TURNER(4)                 Mr. Turner serves as a
7337 E. Doubletree Ranch Rd.      member of the Board of the
Scottsdale, Arizona 85258         GCG Trust. Mr. Turner also
Age:  62                          serves as Director of the
                                  Hormel Foods Corporation
                                  (May 2000 to present);
                                  Shopko Stores, Inc. (August
                                  1999 to present); and M.A.
                                  Mortenson Co. (2002 to
                                  present).
------------------------------------------------------------------




------------


(4) Mr. Turner is an "interested person," as defined by the 1940 Act, because of his former affiliation with ING Americas, an affiliate of ING Investments, LLC.

OFFICERS



         Information about the Fund's officers are set forth in the table below:



---------------------------------------------------------------------------------------------------------------------------------
                                                                TERM OF OFFICE
                                                                 AND LENGTH
                                    POSITIONS                  OF TIME SERVED                  PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE           HELD WITH THE FUND               (1)(2)(3)                   DURING THE LAST FIVE YEARS(4)
---------------------------------------------------------------------------------------------------------------------------------
JAMES M. HENNESSY               President, Chief Executive    March 2002 to Present          President and Chief Executive
7337 E. Doubletree Ranch Rd.    Officer and Chief             (for the ING Funds)            Officer of ING Capital Corporation,
Scottsdale, Arizona 85258       Operating Officer                                            LLC, ING Funds Services, LLC, ING
Age:  52                                                                                     Advisors, Inc., ING Investments,
                                President, Chief Executive    February 2001 to March 2002    LLC, Lexington Funds Distributor,
                                Officer and Chief             (for the Pilgrim Funds)        Inc., Express America T.C. Inc. and
                                Operating Officer                                            EAMC Liquidation Corp. (since
                                                                                             December 2001); Executive Vice
                                Chief Operating Officer       July 2000 to February 2001     President and Chief Operating
                                                              (for the Pilgrim Funds)        Officer of ING Quantitative
                                                                                             Management, Inc. (since October
                                                                                             2001) and ING Funds Distributor,
                                                                                             Inc. (since June 2000). Formerly,
                                                                                             Senior Executive Vice President
                                                                                             (June 2000 to December and
                                                                                             Secretary(April 1995 to December
                                                                                             2000) of ING Capital Corporation,
                                                                                             LLC, ING Funds Services, LLC, ING
                                                                                             Investments, LLC, ING Advisors,
                                                                                             Inc., Express America T.C. Inc.,
                                                                                             and EAMC Liquidation Corp.; and
                                                                                             Executive Vice President, ING
                                                                                             Capital Corporation, LLC and its
                                                                                             affiliates (May 1998 to June 2000)
                                                                                             and Senior Vice President, ING
                                                                                             Capital Corporation, LLC and its
                                                                                             affiliates (April 1995 to April
                                                                                             1998).
---------------------------------------------------------------------------------------------------------------------------------
STANLEY D. VYNER                Executive Vice President      March 2002 to Present          Executive Vice President of ING
7337 E. Doubletree Ranch Rd.                                  (for the ING Funds)            Advisors, Inc. and ING Investments,
Scottsdale, Arizona 85258                                                                    LLC (since July 2000) and Chief
Age:  51                        Executive Vice President      July 1996 to March 2002        Investment Officer of the
                                                              (for the international         International Portfolios, ING
                                                              portfolios of the              Investments, LLC (since July 1996).
                                                              Pilgrim Funds)                 Formerly, President and Chief
                                                                                             Executive Officer of ING
                                                                                             Investments, LLC (August 1996 to
                                                                                             August 2000).
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                TERM OF OFFICE
                                                                 AND LENGTH
                                    POSITIONS                  OF TIME SERVED                  PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE           HELD WITH THE FUND               (1)(2)(3)                   DURING THE LAST FIVE YEARS(4)
---------------------------------------------------------------------------------------------------------------------------------
MARY LISANTI                    Executive Vice President      March 2002 to Present          Executive Vice President of ING
7337 E. Doubletree Ranch Rd.                                  (for the ING Funds)            Investments, LLC and ING Advisors,
Scottsdale, Arizona 85258                                                                    Inc. (since November 1999) and of
Age:  45                        Executive Vice President      May 1998 to March 2002         ING Quantitative Management, Inc.
                                                              (for the domestic equity       (since July 2000); Chief Investment
                                                              portfolios of the  Pilgrim     Officer of the Domestic Equity
                                                              Funds)                         Portfolios, ING Investments, LLC
                                                                                             (since 1999). Formerly, Executive
                                                                                             Vice President and Chief Investment
                                                                                             Officer for the Domestic Equity
                                                                                             Portfolios of Northstar Investment
                                                                                             Management Corporation, whose name
                                                                                             changed to Pilgrim Advisors, Inc.
                                                                                             and subsequently became part of ING
                                                                                             Investments, LLC (May 1998 to
                                                                                             October 1999); Portfolio Manager
                                                                                             with Strong Capital Management (May
                                                                                             1996 to 1998); a Managing Director
                                                                                             and Head of Small- and
                                                                                             Mid-Capitalization Equity
                                                                                             Strategies at Bankers Trust Corp.
                                                                                             (1993 to 1996).
---------------------------------------------------------------------------------------------------------------------------------
MICHAEL J. ROLAND               Executive Vice President,     March 2002 to Present           Executive Vice President, Chief
7337 E. Doubletree Ranch Rd.    Assistant Secretary and       (for the ING Funds)             Financial Officer and Treasurer of
Scottsdale, Arizona 85258       Principal Financial Officer                                   ING Funds Services, LLC, ING Funds
Age:  43                                                                                      Distributor, Inc., ING Advisors,
                                Senior Vice President and     June 1998 to March 2002         Inc., ING Investments, LLC, ING
                                Principal Financial Officer   (for the Pilgrim Funds)         Quantitative Management, Inc.,
                                                                                              Lexington Funds Distributor, Inc.,
                                                                                              Express America T.C. Inc. and EAMC
                                                                                              Liquidation Corp. (since December
                                                                                              2001). Formerly, Senior Vice
                                                                                              President, ING Funds Services, LLC,
                                                                                              ING Investments, LLC, and ING Funds
                                                                                              Distributor, Inc. (June 1998 to
                                                                                              December 2001) and Chief Financial
                                                                                              Officer of Endeavor Group (April
                                                                                              1997 to June 1998).
---------------------------------------------------------------------------------------------------------------------------------
RALPH G. NORTON III             Senior Vice President         March 2002 to Present          Senior Vice President of ING
7337 E. Doubletree Ranch Rd.                                  (for the ING Funds)            Investment Advisors, Inc. and ING
Scottsdale, Arizona 85258                                                                    Investments, LLC (since October
Age: 42                         Senior Vice President         August 2001 to March 2002      2001) and Chief Investment Officer
                                                              (for the fixed income          of the Fixed Income Portfolios, ING
                                                              portfolios of the              Investments, LLC (since October
                                                              Pilgrim Funds)                 2001). Formerly, Senior Market
                                                                                             Strategist, Aeltus Investment
                                                                                             Management, Inc. (January 2001 to
                                                                                             August 2001) and Chief Investment
                                                                                             Officer, ING Investments, LLC
                                                                                             (1990 to January 2001).
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                TERM OF OFFICE
                                                                 AND LENGTH
                                    POSITIONS                  OF TIME SERVED                  PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE           HELD WITH THE FUND               (1)(2)(3)                   DURING THE LAST FIVE YEARS(4)
---------------------------------------------------------------------------------------------------------------------------------
ROBERT S. NAKA                  Senior Vice President and     March 2002 to Present          Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.    Assistant Secretary           (for the ING Funds)            Secretary of ING Funds Services,
Scottsdale, Arizona 85258                                                                    LLC, ING Funds Distributor, Inc.,
Age:  38                        Senior Vice President and     November 1999 to March         ING Advisors, Inc., ING
                                Assistant Secretary           2002 (for the Pilgrim          Investments, LLC, ING Quantitative
                                                              Funds)                         Management, Inc. (since October
                                                                                             2001) and Lexington Funds
                                Assistant Secretary           July 1994 to November          Distributor, Inc. (since December
                                                              1999 (for the Pilgrim          2001). Formerly, Vice President,
                                                              Funds)                         ING Investments, LLC (April 1997 to
                                                                                             October 1999), ING Funds Services,
                                                                                             LLC (February 1997 to August 1999)
                                                                                             and Assistant Vice President, ING
                                                                                             Funds Services, LLC (August 1995
                                                                                             to February 1997).
---------------------------------------------------------------------------------------------------------------------------------
ROBYN L. ICHILOV                Vice President and            March 2002 to                  Vice President of ING Funds
7337 E. Doubletree Ranch Rd.    Treasurer                     Present (for the               Services, LLC (since October 2001)
Scottsdale, Arizona 85258                                     ING Funds)                     and ING Investments, LLC (since
                                                                                             August 1997); Accounting Manager,
Age:  34                        Vice President and            May 1998 to March              ING Investments, LLC (since
                                Treasurer                     2002 (for the Pilgrim          November 1995).
                                                              Funds)

                                Vice President                November 1997 to May
                                                              1998 (for the Pilgrim
                                                              Funds)
---------------------------------------------------------------------------------------------------------------------------------
KIMBERLY A. ANDERSON            Vice President and            March 2002 to Present           Vice President for ING Quantitative
7337 E. Doubletree Ranch Rd.    Secretary                     (for the ING Funds)             Management, Inc. (since October
Scottsdale, Arizona 85258                                                                     2001); Vice President and Assistant
Age:  37                                                      February 2001 to March          Secretary of ING Funds Services,
                                                              2002 (for the Pilgrim           LLC, ING Funds Distributor, Inc.,
                                                              Funds)                          ING Advisors, Inc., ING
                                                                                              Investments, LLC (since October
                                                                                              2001) and Lexington Funds
                                                                                              Distributor, Inc. (since December
                                                                                              2001). Formerly, Assistant Vice
                                                                                              President of ING Funds Services,
                                                                                              LLC (November 1999 to January 2001)
                                                                                              and has held various other
                                                                                              positions with ING Funds Services,
                                                                                              LLC for more than the last five
                                                                                              years.
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                TERM OF OFFICE
                                                                 AND LENGTH
                                    POSITIONS                  OF TIME SERVED                  PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE           HELD WITH THE FUND               (1)(2)(3)                   DURING THE LAST FIVE YEARS(4)
---------------------------------------------------------------------------------------------------------------------------------
LOURDES R. BERNAL               Vice President                March 2002 to Present          Vice President of ING Investments,
7337 E. Doubletree Ranch Rd.                                  (for certain ING               LLC (since January 2002). Prior to
Scottsdale, Arizona 85258                                     Funds)                         joining ING Investments, LLC in
Age:  32                                                                                     2002, Ms. Bernal was a Senior
                                                              February 2002 to present       Manager in the Investment
                                                              (for the Pilgrim Funds)        Management Practice,
                                                                                             PricewaterhouseCoopers LLP (July
                                                                                             2000 to December 2001); Manager,
                                                                                             PricewaterhouseCoopers LLP (July
                                                                                             1998 to July 2000); Manager,
                                                                                             Coopers & Lybrand LLP (July 1996 to
                                                                                             June 1998); Senior Associate,
                                                                                             Coopers & Lybrand LLP (July 1992 to
                                                                                             June 1996); and Associate, Coopers
                                                                                             & Lybrand LLP (August 1990 to June
                                                                                             1992).
---------------------------------------------------------------------------------------------------------------------------------
 TODD MODIC                     Assistant Vice President      March 2002 to Present          Director of Financial Reporting of
 7337 E. Doubletree Ranch Rd.                                 (for certain ING Funds)        ING Investments, LLC (since March
 Scottsdale, Arizona 85258                                                                   2001). Formerly, Director of
 Age:  34                                                     August 2001 to March 2002      Financial Reporting, Axient
                                                              (for the Pilgrim Funds)        Communications, Inc. (May 2000 to
                                                                                             January 2001) and Director of
                                                                                             Finance, Rural/Metro Corporation
                                                                                             (March 1995 to May 2000).
---------------------------------------------------------------------------------------------------------------------------------
 MARIA M. ANDERSON              Assistant Vice President      March 2002 to Present          Assistant Vice President of ING
 7337 E. Doubletree Ranch Rd.                                 (for certain ING Funds)        Funds Services, LLC (since October
 Scottsdale, Arizona 85258                                                                   2001). Formerly, Manager of Fund
 Age: 43                                                      August 2001 to March 2002      Accounting and Fund Compliance, ING
                                                              (for the Pilgrim Funds)        Investments, LLC (September 1999 to
                                                                                             November 2001); Section Manager of
                                                                                             Fund Accounting, Stein Roe Mutual
                                                                                             Funds (July 1998 to August 1999);
                                                                                             and Financial Reporting Analyst,
                                                                                             Stein Roe Mutual Funds (August 1997
                                                                                             to July 1998).
---------------------------------------------------------------------------------------------------------------------------------
RICHARD T. SALER                Senior Vice President and     March 2002 to Present          Senior Vice President and Director
7337 E. Doubletree Ranch Rd.    Senior Portfolio Manager      (for certain ING Funds)        of International Equity Investment
Scottsdale, Arizona 85258       (Worldwide Growth,                                           Strategy of ING Investments, LLC
Age:  40                        International, Emerging       July 2000 to March 2002        and ING Advisors, Inc. (since
                                Countries, International      (for certain Pilgrim Funds     October 2001). Formerly, Senior
                                Core Growth, Asia-Pacific                                    Vice President and Director of
                                Equity, and Russia Funds)                                    International Equity Strategy,
                                                                                             Lexington Management Corporation
                                                                                             (which was acquired by ING
                                                                                             Investments, LLC's parent company
                                                                                             in July 2000) (1986 to July 2000).
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                TERM OF OFFICE
                                                                 AND LENGTH
                                    POSITIONS                  OF TIME SERVED                  PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE           HELD WITH THE FUND               (1)(2)(3)                   DURING THE LAST FIVE YEARS(4)
---------------------------------------------------------------------------------------------------------------------------------
PHILIP A. SCHWARTZ              Senior Vice President and     March 2002 to Present          Senior Vice President and Director
7337 E. Doubletree Ranch Rd.    Senior Portfolio Manager      (for certain ING Funds)        of International Equity Investment
Scottsdale, Arizona 85258       (Worldwide Growth,                                           Strategy for ING Investments, LLC
Age:  40                        International, Emerging       July 2000 to March 2002        and ING Advisors, Inc. (since
                                Countries, International      (for certain Pilgrim Funds)    October 2001). Formerly, Senior
                                Core Growth, Asia-Pacific                                    Vice President and Director of
                                Equity, and Russia Funds)                                    International Equity Strategy,
                                                                                             Lexington Management Corporation
                                                                                             (which was acquired by ING
                                                                                             Investments, LLC's parent company
                                                                                             in July 2000); Vice President of
                                                                                             European Research Sales, Cheuvreux
                                                                                             de Virieu in Paris and New York
                                                                                             (prior to 1993).
---------------------------------------------------------------------------------------------------------------------------------






(1) The officers hold office until the next annual meeting of the Directors and until their successors shall have been elected and qualified.



(2) Prior to May 1999, the Pilgrim family of funds consisted of 5 registrants with 8 series. As of May 24, 1999, the former Nicholas-Applegate Capital Management funds (consisting of 1 registrant with 11 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On November 16, 1999, the former Northstar funds (consisting of 9 registrants with 22 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On July 26, 2000, the former Lexington funds (consisting of 14 registrants with 14 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On March 23, 2001, the original ING funds (consisting of 2 registrants with 18 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds."



(3) On March 1, 2002, the former Aetna funds (consisting of 8 registrants with 50 series) joined the fund complex and the name of the fund complex changed to "ING Funds."



(4) The following documents the evolution of the name of each corporate entity referenced in the above biographies:




                  ING Investments, LLC                                        ING Funds Services, LLC
(March 2002 - name changed from ING Pilgrim Investments, LLC)   (March 2002 - name changed from ING Pilgrim Group, LLC)
-------------------------------------------------------------   -------------------------------------------------------
ING Mutual Funds Management Co., LLC                            ING Pilgrim Group, Inc. (February 2001 - merged into Pilgrim Group
(April 2001 - merged into ING Pilgrim                           LLC) Investments, LLC)

ING Pilgrim Investments, Inc. (February 2001 -                  ING Pilgrim Investments, LLC (February 2001 - formed)
merged into ING Pilgrim Investments, LLC)

ING Pilgrim Group, LLC (February 2001 - formed)                 ING Pilgrim Group, Inc. (September 2000 - name changed from
                                                                Pilgrim Group, Inc.)

ING Pilgrim Investments, Inc. (September 2000 -                 Lexington Global Asset Managers, Inc. (July 2000 - merged into
name changed from Pilgrim  Investments, Inc.)                   Pilgrim Group, Inc.)

Pilgrim Advisors, Inc.**                                        Northstar Administrators, Inc.
(April 2000 - merged into Pilgrim Investments, Inc.)            (November 1999 - merged into Pilgrim Group, Inc.)

Pilgrim Investments, Inc. (October 1998 -                       Pilgrim Group, Inc. (October 1998 - name changed from Pilgrim
name changed from Pilgrim America Investments, Inc.)            American Group, Inc.)

Pilgrim America Investments, Inc. (April 1995 -                 Pilgrim America Group, Inc. (April 1995 -
name changed from Newco Advisory  Corporation)                  name changed from Newco Holdings Management Corporation)

Newco Advisory Corporation                                      Newco Holdings Management Corporation
(December 1994 - incorporated)                                  (December 1994 - incorporated)

**Pilgrim Advisors, Inc. (November 1999 - name changed from Northstar Investment
Management Corporation)

         ING Funds Distributor, Inc.                                         ING Capital Corporation, LLC
               (March 2002 -                                                       (March 2002 -
name changed from ING Pilgrim Securities, Inc.)                    name changed from ING Pilgrim Capital Corporation, LLC)
-----------------------------------------------                    -------------------------------------------------------
ING Pilgrim Securities, Inc.                                       ING Pilgrim Capital Corporation (February 2001 -
(September 2000 - name changed from Pilgrim Securities, Inc.)      merged into ING Pilgrim Capital  Corporation, LLC)

Northstar Distributors Inc.                                        ING Pilgrim Capital Corporation, LLC (February 2001 - formed)
(November 1999 - merged into Pilgrim Securities, Inc.)

Pilgrim Securities, Inc. (October 1998 -                           ING Pilgrim Capital Corporation (September 2000 -
name changed from Pilgrim America Securities, Inc.)                name changed from Pilgrim Capital Corporation)

Pilgrim America Securities, Inc. (April 1995 -                     Pilgrim Capital Corporation (February 2000 - name changed from
name changed from Newco Distributors Corporation)                  Pilgrim Holdings Corporation)

Newco Distributors Corporation (December 1994-incorporated)        Pilgrim Holdings Corporation (October 1999 -
                                                                   name changed from Northstar Holdings, Inc.)

                                                                   Northstar Holdings, Inc. (October 1999 -
                                                                   merged into Pilgrim Capital Corporation)

                                                                   Pilgrim Capital Corporation (June 1999 -
                                                                   name changed from Pilgrim America Capital Corporation)

                                                                   Pilgrim Capital Corporation (June 1999 -
                                                                   merged into Pilgrim America Capital Corporation)

                                                                   Pilgrim America Capital Corporation (April 1997 - incorporated)



                                                                           ING Quantitative Management, Inc.
           ING Advisors, Inc.                                                      (March 2002 -
(March 2002 - name changed from ING Pilgrim Advisors, Inc.)        name changed from ING Pilgrim Quantitative Management, Inc.)
----------------------------------------------------------         ------------------------------------------------------------
ING Pilgrim Advisors, Inc.                                         ING Pilgrim Quantitative Management, Inc. (March 2001 -
(March 2001 - name changed from ING Lexington                      name changed from Market Systems Research Advisors)
Management Corporation)

ING Lexington Management Corporation                               Market Systems Research Advisors, Inc.
(October 2000 name changed from Lexington                         (November 1986 - incorporated)
 Management Corporation)

Lexington Management Corporation
(December 1996 - incorporated)

STANDING COMMITTEES OF THE FUND



         The Board governs the Fund and is responsible for protecting the interests of shareholders. The Board are experienced executives who oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund's performance.



Committees



An Executive Committee of the Board was formed in order to act on behalf of the full Board between meetings when necessary. The following Directors serve as members of the Executive Committee: Messrs. Turner, McInerney, May and Patton. The Executive Committee held 3 meetings during the year ended December 31, 2001.



The Board has established a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Director vacancies on the Board. The Nominating Committee currently consists of Ms. Gitenstein and Messrs. Doherty, May, and Wedemeyer. Mr. May serves as Chairman of the Committee. The Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholders. The Nominating Committee held 1 meeting during the calendar year ended December 31, 2001.



The Board has an Audit Committee whose function is to meet with the independent auditors of the Fund to review the scope of the Fund's audit, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists of Messrs. Doherty, Rieke, Vincent, and Wedemeyer. Mr. Rieke serves as Chairman of the Committee. The Audit Committee held 4 meetings during the year ended December 31, 2001.



The Board has formed a Valuation Committee whose function is to review the determination of the value of securities held by the Fund for which market quotations are not available. The Valuation Committee currently consists of Ms. Gitenstein and Messrs. Patton, May, and Putnam. Mr. Patton serves as Chairman of the Committee. The Valuation Committee held 5 meetings during the year ended December 31, 2001.



The Board has established Investment Review Committees one of which will monitor the investment performance of the Fund and make recommendations to the Board with respect to the Fund. The Committee for the Fund currently consists of Ms. Gitenstein and Messrs. Wedemeyer, Turner, and Patton. Mr. Wedemeyer serves as Chairman of this Committee. The Investment Review Committees were established on December 17, 2001; therefore, the Investment Review Committee did not hold any meetings during 2001.

DIRECTOR OWNERSHIP OF SECURITIES



         Set forth below is the dollar range of equity securities owned by each Director.



-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                AGGREGATE DOLLAR RANGE
                                                  DOLLAR RANGE OF EQUITY                 OF EQUITY SECURITIES IN ALL REGISTERED
                                                 SECURITIES IN FUND AS OF             INVESTMENT COMPANIES OVERSEEN BY DIRECTOR IN
                    NAME OF DIRECTOR                DECEMBER 31, 2001                         FAMILY OF INVESTMENT COMPANIES
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
Paul S. Doherty                                            None                                         $10,001 - $50,000
-----------------------------------------------------------------------------------------------------------------------------------
J. Michael Earley                                          None                                                None
-----------------------------------------------------------------------------------------------------------------------------------
R. Barbara Gitenstein                                      None                                                None
-----------------------------------------------------------------------------------------------------------------------------------
Walter H. May                                              None                                           Over $100,000
-----------------------------------------------------------------------------------------------------------------------------------
Jock Patton                                                None                                         $50,001 - $100,000
-----------------------------------------------------------------------------------------------------------------------------------
David W. C. Putnam                                         None                                                None
-----------------------------------------------------------------------------------------------------------------------------------
Blaine E. Rieke                                            None                                         $50,001 - $100,000
-----------------------------------------------------------------------------------------------------------------------------------
Roger B. Vincent                                           None                                                None
-----------------------------------------------------------------------------------------------------------------------------------
Richard A. Wedemeyer                                       None                                         $10,001 - $50,000
-----------------------------------------------------------------------------------------------------------------------------------
DIRECTORS WHO ARE "INTERESTED PERSONS"
-----------------------------------------------------------------------------------------------------------------------------------
R. Glenn Hilliard                                          None                                           Over $100,000
-----------------------------------------------------------------------------------------------------------------------------------
Thomas J. McInerney                                        None                                            $1 - $10,000
-----------------------------------------------------------------------------------------------------------------------------------
John G. Turner                                             None                                           Over $100,000
-----------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTOR OWNERSHIP OF SECURITIES



         Set forth in the table below is information regarding each Independent Director's (and his immediate family members) share ownership in securities of the Fund's Investment Manager or Principal Underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the Investment Manager or Principal Underwriter of the Fund (not including registered investment companies).



-------------------------------------------------------------------------------------------------------------------------
                                 NAME OF OWNERS AND
                                 RELATIONSHIP TO                                            VALUE OF        PERCENTAGE OF
NAME OF DIRECTOR                 DIRECTOR                  COMPANY      TITLE OF CLASS     SECURITIES           CLASS
-------------------------------------------------------------------------------------------------------------------------
PAUL S. DOHERTY                           N/A                N/A             N/A               $0                N/A
-------------------------------------------------------------------------------------------------------------------------
J. MICHAEL EARLEY                         N/A                N/A             N/A               $0                N/A
-------------------------------------------------------------------------------------------------------------------------
R. BARBARA GITENSTEIN                     N/A                N/A             N/A               $0                N/A
-------------------------------------------------------------------------------------------------------------------------
WALTER H. MAY                             N/A                N/A             N/A               $0                N/A
-------------------------------------------------------------------------------------------------------------------------
JOCK PATTON                               N/A                N/A             N/A               $0                N/A
-------------------------------------------------------------------------------------------------------------------------
DAVID W. C. PUTNAM                        N/A                N/A             N/A               $0                N/A
-------------------------------------------------------------------------------------------------------------------------
BLAINE E. RIEKE                           N/A                N/A             N/A               $0                N/A
-------------------------------------------------------------------------------------------------------------------------
ROGER B. VINCENT                          N/A                N/A             N/A               $0                N/A
-------------------------------------------------------------------------------------------------------------------------
RICHARD A. WEDEMEYER                      N/A                N/A             N/A               $0                N/A
-------------------------------------------------------------------------------------------------------------------------




COMPENSATION OF DIRECTORS



         The Fund pays each Director who is not an interested person a pro rata share, as described below of: (i) an annual retainer of $35,000 (Mssrs. Patton and May, as lead trustees, receive an annual retainer of $45,000); (ii) $5,500 for each in person meeting of the Board; (iii) $1,000 per attendance of any committee meeting; (iv) $1,000 per telephonic meeting; and (v) out-of-pocket expenses. The pro rata share paid by the Fund is based on the average net assets as a percentage of the average net assets of all the funds managed by the Investment Manager for which the Directors serve in common as Directors/Trustees.



The following table sets forth information regarding compensation of Directors by the Fund and other funds managed by ING Investments for the fiscal year ended December 31, 2001. Officers of the Fund and Directors who are interested persons of the Fund do not receive any compensation from the Fund or any other funds managed by ING Investments.

                               COMPENSATION TABLE





------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          TOTAL
                                                                                                                       COMPENSATION
                                                                         PENSION OR                                    REGISTRANT
                                                                     BENEFITS RETIREMENT        ESTIMATED ANNUAL       FROM AND FUND
                                       AGGREGATE COMPENSATION          ACCRUED AS PART           BENEFITS UPON         COMPLEX PAID
      NAME OF PERSON, POSITION             FROM THE FUND               OF FUND EXPENSES             RETIREMENT         TO DIRECTORS

------------------------------------------------------------------------------------------------------------------------------------
Mary A. Baldwin(1)                             $   54                         N/A                      N/A                $43,688
advisory board member
------------------------------------------------------------------------------------------------------------------------------------
Al Burton (2)                                  $    9                         N/A                      N/A                $ 5,500
Director
------------------------------------------------------------------------------------------------------------------------------------
S.M.S. Chadha (1)                              $1,226                         N/A                      N/A                $11,250
advisory board member
------------------------------------------------------------------------------------------------------------------------------------
Paul S. Doherty                                $   71                         N/A                      N/A                $56,188
Director
------------------------------------------------------------------------------------------------------------------------------------
Robert B. Good, Jr.(2)                         $    9                         N/A                      N/A                $ 5,500
Director
------------------------------------------------------------------------------------------------------------------------------------
Alan S. Gosule(6)                              $   71                         N/A                      N/A                $56,188
Director
------------------------------------------------------------------------------------------------------------------------------------
Joseph N. Hankin (3)                           $    7                         N/A                      N/A                $ 4,167
Director
------------------------------------------------------------------------------------------------------------------------------------
Walter H. May                                  $   83                         N/A                      N/A                $65,188
Director
------------------------------------------------------------------------------------------------------------------------------------
Andrew M. McCosh (1)                           $1,226                         N/A                      N/A                $11,250
advisory board member
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. McInerney (4)(5)                        N/A                         N/A                      N/A                    N/A
Director
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          TOTAL
                                                                                                                       COMPENSATION
                                                                         PENSION OR                                    REGISTRANT
                                                                     BENEFITS RETIREMENT        ESTIMATED ANNUAL       FROM AND FUND
                                       AGGREGATE COMPENSATION          ACCRUED AS PART           BENEFITS UPON         COMPLEX PAID
      NAME OF PERSON, POSITION             FROM THE FUND               OF FUND EXPENSES             RETIREMENT         TO DIRECTORS

------------------------------------------------------------------------------------------------------------------------------------
Jock Patton                                    $81                            N/A                      N/A                $64,188
Director
------------------------------------------------------------------------------------------------------------------------------------
David W.C. Putnam                              $62                            N/A                      N/A                $50,688
Director
------------------------------------------------------------------------------------------------------------------------------------
Jack D. Rehm(3)                                $ 7                            N/A                      N/A                $ 4,167
Director
------------------------------------------------------------------------------------------------------------------------------------
Blaine E. Rieke (4)                            $69                            N/A                      N/A                $54,855
Director
------------------------------------------------------------------------------------------------------------------------------------
John R. Smith (2)                              $ 9                            N/A                      N/A                $ 5,500
Director
------------------------------------------------------------------------------------------------------------------------------------
Robert W. Stallings (2)(5)                     N/A                            N/A                      N/A                  N/A
Director
------------------------------------------------------------------------------------------------------------------------------------
John G. Turner(5)                              N/A                            N/A                      N/A                  N/A
Director
------------------------------------------------------------------------------------------------------------------------------------
Richard A. Wedemeyer(4)                        $61                            N/A                      N/A                $47,855
Director
------------------------------------------------------------------------------------------------------------------------------------
David W. Wallace (2)                           $ 9                            N/A                      N/A                $ 5,500
Director
------------------------------------------------------------------------------------------------------------------------------------


-----------------------


1)       Resigned as Advisory Board Member effective December 31, 2001.



2)       Resigned as a Director effective February 26, 2001.



3)       Resigned as a Director effective March 23, 2001.

4)       Elected as a Director of the ING Funds on February 26, 2001.



5) "Interested person," as defined in the 1940 Act, of the Company because of the affiliation with an investment adviser to the ING Funds. Officers and Directors who are interested persons do not receive any compensation from the Fund.






6)       Resigned as a Director effective December 28, 2001.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS


Subject to policies established by the Board, the Investment Manager is responsible for the execution of the Fund's portfolio transactions and the selection of brokers/dealers that execute such transactions on behalf of the Fund. The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with this policy, the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and such other policies as the Directors may determine, ING Pilgrim Investments may consider sales of shares of the Fund and of the other ING Funds as a factor in the selection of broker/dealers to execute the Fund's portfolio transactions.



Consistent with the interests of the Fund, the Investment Manager may select brokers to execute the Fund's portfolio transactions on the basis of the research and brokerage services they provide to the Investment Manager for its use in managing the Fund and its other advisory accounts so long as the criteria of Section 28(e) of the Securities Exchange Act of 1934 are met. Section 28(e) of the Securities Exchange Act of 1934 was adopted in 1975 and specifies that a person with investment discretion shall not be deemed to have acted unlawfully or to have breached a fiduciary duty solely because such person has caused the account to pay higher commissions than the lowest available under certain circumstances, provided that the person so exercising investment discretion makes a good faith determination that the amount of commissions paid was reasonable in relation to the value of the brokerage and research services provided are viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such brokers are in addition to, and not in lieu of, the services required to be performed by the Investment Manager under the Investment Management Agreement. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Investment Manager determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Investment Manager to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits received by the Fund over the long term. Research services may also be received from dealers who execute Fund transactions.


Currently, it is not possible to determine the extent to which commissions that reflect an element of value for research services (soft dollars) might exceed commissions that would be payable for execution services alone. Nor generally can the value of research services to the Fund be measured. Research services furnished might be useful and of value to ING Pilgrim Investments and its affiliates, in serving other clients as well as the Fund. On the other hand, any research services obtained by ING Pilgrim Investments or its affiliates from the placement of portfolio brokerage of other clients might be useful and of value to ING Pilgrim Investments in carrying out its obligations to the Fund.


Investment decisions for the Fund and for other investment accounts managed by the Investment Manager are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases the Investment

Manager believes that coordination and the ability to participate in volume transactions will be beneficial to the Fund.


The Fund anticipates that its brokerage transactions involving securities of companies domiciled in countries other than the United States will normally be conducted on the principal stock exchanges of those countries. Fixed commissions of foreign stock exchange transactions are generally higher than the negotiated commission rates available in the United States. There is generally less government supervision and regulation of foreign stock exchanges and broker/dealers than in the United States.


The Fund engages in portfolio trading when the Investment Manager concludes that the sale of a security owned by the Fund and/or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with the Fund's investment objectives, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities.



The brokerage commissions paid by the Fund and the Fund's portfolio turnover rate for the last three fiscal years are as follows: For 1999, the Fund's portfolio turnover rate was 183% and the Fund paid $330,388 in brokerage commissions and of that amount, $84,877 was paid for with soft dollars. For 2000, the Fund's portfolio turnover rate was 255% and the Fund paid $502,229 in brokerage commissions and of that amount, $13,644 was paid for with soft dollars. For 2001, the Fund's portfolio turnover rate was 113% and the Fund paid $125,890 in brokerage commissions and of that amount, $18,359.16 was paid for with soft dollars.


                             CAPITAL STOCK STRUCTURE


Individual variable annuity contract ("Contract") holders and variable life insurance policy ("Policy") holders are not shareholders of the Fund. The Participating Insurance Companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their variable annuity contract or variable life insurance policy. Shares of the Fund are not offered directly to the general public.


DIVIDENDS, DISTRIBUTIONS, VOTING, PREEMPTIVE AND REDEMPTION RIGHTS

Shareholders of the Fund are given voting rights. Each share of the Fund will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable life insurance or annuity contracts. Participating Insurance Companies provide variable annuity contract holders and policy holders the right to direct the voting of Fund shares at shareholder meetings to the extent required by law. See the Separate Account prospectus for the Variable Contract for more information regarding the pass-through of these voting rights.


The Fund's shareholders are entitled to such dividends or distributions as may be declared from time to time by the Board of Directors. In the event of liquidation or dissolution of the Fund, the shareholders are entitled to receive the assets of the Fund less the liabilities allocated to the Fund.


Each share of common stock has one vote and shares equally in dividends and distributions when and if declared by the Fund and in the Fund's net assets upon liquidation. All shares, when issued, are fully paid and non-assessable. There are no preemptive, conversion or exchange rights. Fund shares do not have cumulative voting rights and, as such, holders of at least 50% of the shares voting for Directors can elect all Directors and the remaining shareholders would not be able to elect any Directors.

The Fund will not normally hold annual shareholder meetings except as required by Maryland General Corporation Law or the 1940 Act. However, meetings of shareholders may be called at any time by the Secretary upon the written request of shareholders holding in the aggregate not less than 25% of the Fund's outstanding shares, such request specifying the purposes for which such meeting is to be called. In addition, the Directors will promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any Director when requested to do so in writing by the recordholders of not less than 25% of the Fund's outstanding shares. The Fund will assist such shareholders in any such communication between shareholders and Directors.



                                 NET ASSET VALUE



The Fund's net asset value ("NAV") per share will be determined at the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. New York time), on each day the Exchange is open for trading. As of the date of this SAI, the Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr.'s Birthday, President's Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.



The NAV per share is computed by dividing the value the Fund's securities, plus any cash and other assets (including dividends and interest accrued but not collected) less all liabilities (including accrued expenses) by the number of shares of the Fund outstanding. See the Fund's current Prospectus for more information.


                                   TAX MATTERS

The following is only a summary of certain additional federal income tax considerations that are not described in the prospectus and generally affect the Fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the prospectus are not intended as substitutes for careful tax planning.


The Fund intends to elect to qualify as a "regulated investment company" under the provisions of Subchapter M of the Code. If the Fund qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, it will be relieved of federal income tax on the amounts of income it distributes.



To qualify for treatment as a regulated investment company, the Fund generally must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, and other income (including gains from certain options, futures, and forward contracts) derived with respect to its business of investing in securities or foreign currencies; (b) diversify its holdings so that at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses; and (c) distribute in each taxable year at least 90% of the sum of its investment company taxable income and its net tax-exempt interest income. If the Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its distributions (to the extent of available earnings and profits) will be taxed to shareholders as ordinary income (except to the extent a shareholder is exempt from tax).

Generally, in order to avoid a 4% nondeductible excise tax, the Fund must distribute to its shareholders during the calendar year the following amounts:



    - 98% of the Portfolio's ordinary income for the calendar year;



    - 98% of the Portfolio's capital gain net income (all capital gains, both long-term and short-term, minus all such capital losses), all computed as if the Portfolio were on a taxable year ending October 31 of the year in question and beginning the previous November 1; and



    - any undistributed ordinary income or capital gain net income for the prior year.





The excise tax generally is inapplicable to any regulated investment company whose sole shareholders are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although the Fund believes that it is not subject to the excise tax, the Fund intends to make the distributions required to avoid the imposition of such a tax.



The Fund also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on the Fund by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. Because Section 817(h) and those regulations treat the assets of the Fund as assets of the related separate account, these regulations are imposed on the assets of the Fund. Specifically, the regulations provide that, after a one year start-up period or except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of the Fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by the Fund to both qualify as a regulated investment company and to satisfy the Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by the Fund to qualify as a regulated investment company would also subject the Fund to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.



The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

In the event that rules or regulations are adopted, there can be no assurance that the Fund will be able to operate as currently described, or that the Fund will not have to change its investment objective or investment policies. A Fund's investment objective and the investment policies of the Fund may be modified as necessary to prevent any such prospective rules and regulations from causing variable contract owners to be considered the owners of the shares of the Fund.



The discussion of "Taxes" in the Prospectus, in conjunction with the foregoing, is a general summary of applicable provisions of the Code and U.S. Treasury Regulations now in effect as currently interpreted by the courts and the Internal Revenue Service. The Code and these Regulations, as well as the current interpretations thereof, may be changed at any time.


For information concerning the federal income tax consequences to the holders of a Contract or Policy, such holders should consult the prospectuses for their particular Contract or Policy.

                             PERFORMANCE CALCULATION


For purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, rules promulgated by the SEC, a fund's advertising performance must include total return quotations calculated according to the following formula:


P(1 + T)(To the power of n) = ERV

Where:         P =     a hypothetical initial payment of

               T =     average annual total return,

               n =     number of years (1, 5 or 10)

               ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of the 1, 5 or 10 year period, at the end of such period (or fractional portion thereof).


Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5 and 10 year periods of the Fund's existence or such shorter period dating from the effectiveness of the Fund's Registration Statement. In calculating the ending redeemable value, the maximum sales load is deducted from the initial $1,000 payment and all dividends and distributions by the Fund are assumed to have been reinvested at net asset value as described in the prospectus on the reinvestment dates during the period. Total return, or T in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value. Any recurring account charges that might in the future be imposed by the Fund would be included at that time.



The Fund may also from time to time include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of the Fund with other measures of investment return. For example, in comparing the Fund's total return, the Fund calculates its aggregate total return for the specified periods of time by assuming the investment of $10,000 in Fund shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. Such alternative total return information will be given no greater prominence in advertising than the information prescribed under Item 21 of Form N-1A.


The Fund's performance may be compared in advertising to the performance of other mutual funds in general, or of particular types of mutual funds, especially those with similar objectives. Such performance data may be prepared by Lipper Analytical Services, Inc. and other independent services which monitor the performance of mutual funds. The Fund may also advertise mutual fund performance rankings which have been assigned to it by such monitoring services.



Pursuant to the SEC calculation, the Fund's average total rate of return for the one and five year and since inception (3/30/94) period ended December 31, 2001 was - 10.42%, -5.05% and - 2.79%, respectively.

                                OTHER INFORMATION


CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS



Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25 percent of the voting securities of the company. A control person may be able to take actions regarding its Portfolio without the consent or approval of shareholders. As of March 31, 2002, Aetna Life Insurance & Annuity Company owned 41.17% of the Fund and Kemper Investors Life Insurance Co. owned 31.11% of the Fund and, therefore, are control persons of the Fund.



As of March 31, 2002, the Directors and officers as a group owned less than 1% of any class of the Fund's outstanding shares. As of that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of any class of the Fund, except as follows:






-----------------------------------------------------------------------------------------------------------------
               ADDRESS                                     CLASS AND TYPE OF     PERCENTAGE OF      PERCENTAGE OF
                                                               OWNERSHIP             CLASS              FUND
-----------------------------------------------------------------------------------------------------------------
Aetna Life Insurance & Annuity Company                        Shareholder           41.17% *           41.17%
ACES Separate Account B
151 Farmington Ave RSMA
Hartford, CT 06156-0001
-----------------------------------------------------------------------------------------------------------------
Kemper Investors Life Insurance Co                            Shareholder           31.11%             31.11%
Variable Annuity Separate Account
1 Kemper Drive T-1
Long Grove, IL 60049-0001
-----------------------------------------------------------------------------------------------------------------
Safeco Life Insurance Company                                 Shareholder           18.00%             18.00%
Retirement Services
PO Box 34690
Seattle, WA 98124-1690
-----------------------------------------------------------------------------------------------------------------




* The above entity is an indirect wholly owned subsidiary of ING Groep N.V. (ING Group). ING Group is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees. ING Group's principal executive offices are located at Strawinskylaan 2631, 1077 zz Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands.




                                 CODE OF ETHICS



The Fund, the Investment Manager and the Distributor have adopted a Code of Ethics governing personal trading activities of all Directors, officers of the Fund and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Fund or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against the Fund that may arise from personal trading. Personal trading is permitted by such persons subject to certain restrictions; however, such persons are generally required to pre-clear all security transactions with the Fund's Compliance Officer or her designee and to report all transactions on a regular basis.


                                 TRANSFER AGENT


DST Systems, Inc., P.O. Box 419368, Kansas City, Missouri 64141-6368, has been retained to act as the Fund's transfer agent and dividend disbursing agent.

                                    CUSTODIAN


Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109-3661, has been retained to act as custodian for the Fund's portfolio securities including those to he held by foreign banks and foreign securities depositories that qualify as eligible foreign custodians under the rules adopted by the SEC and for the Fund's domestic securities and other assets.


                        COUNSEL AND INDEPENDENT AUDITORS


Dechert, 1775 Eye Street, NW, Washington, D.C. 20006, will pass upon legal matters for the Fund in connection with the offering of its shares. KPMG LLP, is located at 99 High Street, Boston, Massachusetts 02110, has been selected as independent auditors for the Fund for the fiscal year ending December 31, 2002.


                              FINANCIAL STATEMENTS


The Financial Statements and the independent auditors' reports thereon, appearing in the Fund's Annual Report for the period ending December 31, 2001, and the Financial Statements (unaudited) appearing in the Fund's Semi-Annual Report for the period ended June 30, 2001, are incorporated by reference in this Statement. The Fund's Annual and Semi-Annual Reports are available upon request and without charge by calling 1-800- 992-0180.

                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a)(1) Articles of Incorporation - Filed electronically on April 29, 1996 - Incorporated by reference.

   (2) Articles of Amendment - Filed electronically on April 26, 2001 - Incorporated by reference.

   (3)   Form of Articles of Amendment - Filed herein.

(b) By-Laws - Filed electronically on April 11, 1997- Incorporated by reference.

(c) Rights of Holders - Filed electronically on April 24, 2001 -Incorporated by reference.

(d) Form of Investment Management Agreement between Registrant and Pilgrim Investments, Inc. - Filed electronically on April 26, 2001 - Incorporated by reference.

(e)(1) Distribution Agreement between Registrant and Lexington Funds Distributor, Inc. - Filed electronically on April 11, 1997-Incorporated by reference.

   (2) Form of Distribution Agreement between Registrant and Pilgrim Securities, Inc. - Filed electronically on April 26, 2001 - Incorporated by reference.

(f) Retirement Plan for Eligible Directors - Filed electronically on April 24, 1998 - Incorporated by reference.

(g)(1) Custodian Agreement between Registrant and Chase Manhattan Bank, N.A. - Filed electronically on April 29, 1996 - Incorporated by reference.

   (2) Form of Custodian Agreement between Registrant and Brown Brothers Harriman & Co. - Filed electronically on April 26, 2001 - Incorporated by reference.

(h)(1) Transfer Agency Agreement between the Registrant and State Street Bank and Trust Company - Filed electronically on April 29, 1996 - Incorporated by reference.

   (2) Form of Administrative Services Agreement between Registrant and Lexington Management Corporation - Filed electronically on April 29, 1996 - Incorporated by reference.

   (3) Form of Administration Agreement between Registrant and Pilgrim Group, Inc. - Filed electronically on April 26, 2001 - Incorporated by reference.

   (4) Amendment to Administration Agreement between Registrant and ING Pilgrim Group, LLC- Filed herein.

   (5) Form of Accounting Agency Agreement between Registrant and Brown, Brothers, Harriman & Company - Filed herein.

   (6) Expense Limitation Agreement between Registrant and Pilgrim Investments, Inc. - Filed herein.

(i) Opinion of Counsel as to Legality of Securities being registered - Filed electronically on April 24, 1998 - Incorporated by reference.

(j)      Consents

         (1)      Consent of Dechert - Filed herein.

         (2)      Consent of KPMG LLP - Filed herein.

(k)      Not Applicable.

(l)      Not Applicable.

(m)      Not Applicable.

(n)      Not Applicable.

(o)      Not Applicable.

(p) Pilgrim Group Funds Code of Ethics - Filed electronically on May 1, 2001 - Incorporated by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

See "Management of the Fund" in the Prospectus and Statement of Additional Information.

ITEM 25. INDEMNIFICATION

Under the terms of the Maryland General Corporation Law, and the Company's By-Laws, the Company shall indemnify its officers to the same extent as its directors and to such further extent as the Company's Articles of Incorporation is consistent with law. The Company shall indemnify its directors and officers who while serving as directors or officers also serve at the request of the corporation as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, other enterprise or employee benefit plan to the same extent as its directors and, in the case of officers, to such further extent as is consistent with law. The indemnification and other rights provided by the By-Laws shall continue as to a person who has ceased to be a director or officer and shall insure to the benefit of the heirs, executors and administrators of such a person. The By-Laws shall not protect any such person against any liability to the corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct").


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


Information as to the directors and officers of ING Investments, LLC ("ING Investments," formerly ING Pilgrim Investments, Inc.), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of ING Investments in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITERS

(a) ING Funds Distributor, is the principal underwriter for the Registrant and for ING Lexington Money Market Trust, ING Advisory Funds, Inc., ING Equity Trust, ING Financial Services Fund, Inc., ING Funds Trust, ING GNMA Income Fund, Inc., ING Growth and Income Fund, Inc., ING Growth Opportunities Fund, ING International Fund, Inc., ING Investment Funds, Inc., ING Mayflower Trust, ING Mutual Funds, ING VP Natural Resources Trust, ING Precious Metals Fund, Inc., ING Prime Rate Trust, ING Russia Fund, Inc., ING Senior Income Fund, ING SmallCap Opportunities Fund, ING Variable Insurance Trust, ING Variable Products Trust, and USLICO Series Fund.

(b) Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934 and is incorporated herein by reference thereto.

(c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

With respect to each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270, 31a-1 to 31a-3) promulgated thereunder, furnish the name and address of each person maintaining physical possession of each such account, book or other document.

The Registrant, ING VP Emerging Markets Fund, Inc., 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258 will maintain physical possession of each such account, book or other document of the Company, except for those maintained by the Registrant's Custodian, Brown, Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109-3661 or Transfer Agent, DST Systems, Inc., P.O. Box 419368, Kansas City, Missouri, 64141-6368.

ITEM 29. MANAGEMENT SERVICES

                  None.

ITEM 30. UNDERTAKINGS

                  Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 18th day of April, 2002.

                              PILGRIM EMERGING MARKETS FUND, INC
                              (To be Renamed ING VP Emerging Markets Fund, Inc.)

                              By: /s/ Kimberly A. Anderson
                                  --------------------------
                                  Kimberly A. Anderson
                                  Vice President & Secretary


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

               SIGNATURE                               TITLE                                       DATE
               ---------                               -----                                       ----
----------------------------------------               Director and Chairman                  April 18, 2002
            John G. Turner*


                                                       President and Chief Executive          April 18, 2002
----------------------------------------               Officer
           James M. Hennessy*


                                                       Executive Vice President and           April 18, 2002
----------------------------------------               Principal Financial Officer
           Michael J. Roland*


----------------------------------------               Director                               April 18, 2002
            Paul S. Doherty*


----------------------------------------               Director                               April 18, 2002
           J. Michael Earley*


----------------------------------------               Director                               April 18, 2002
         R. Barbara Gitenstein*

----------------------------------------               Director                               April 18, 2002
           R. Glenn Hilliard


----------------------------------------               Director                               April 18, 2002
          Walter H. May, Jr.*


----------------------------------------               Director                               April 18, 2002
          Thomas J. McInerney*


----------------------------------------               Director                               April 18, 2002
              Jock Patton*


----------------------------------------               Director                               April 18, 2002
           David W.C. Putnam*


----------------------------------------               Director                               April 18, 2002
            Blaine E. Rieke*


----------------------------------------               Director                               April 18, 2002
           Roger B. Vincent*


----------------------------------------               Director                               April 18, 2002
         Richard A. Wedemeyer*


*By:     /s/ Kimberly A. Anderson
         ------------------------
         Vice President and Secretary
         Kimberly A. Anderson
         Attorney-in-Fact**


** Powers of Attorney for Directors, James Hennessy and Michael Roland are attached hereto.

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints James M. Hennessy, Kimberly A. Anderson, Michael J. Roland, Jeffrey S. Puretz and Karen L. Anderberg, and each of them his true and lawful attorney-in-fact as agent with full power of substitution and resubstitution of him in his name, place and stead, to sign any and all registration statements applicable to Pilgrim Emerging Markets Fund, Inc., and any amendment or supplement thereto, and to file the same with all exhibits thereto and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitutes, may lawfully do or cause to be done by virtue hereof.
Dated:  February 21, 2002


/s/ Paul S. Doherty                          /s/ Walter H. May                           /s/ Thomas J. McInerney
-----------------------                      ----------------------------                ----------------------------
Paul S. Doherty                              Walter H. May                               Thomas J. McInerney

/s/ Jock Patton                              /s/ David W. C. Putnam                      /s/ Blaine E. Rieke
-----------------------                      ----------------------------                ----------------------------
Jock Patton                                  David W. C. Putnam                          Blaine E. Rieke

/s/ John G. Turner                           /s/ Roger B. Vincent                        /s/ Richard A. Wedemeyer
-----------------------                      ----------------------------                ----------------------------
John G. Turner                               Roger B. Vincent                            Richard A. Wedemeyer

/s/ J. Michael Earley                        /s/ R. Barbara Gitenstein
-----------------------                      ----------------------------
J. Michael Earley                            R. Barbara Gitenstein

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints James M. Hennessy, Kimberly A. Anderson, Jeffrey S. Puretz and Karen L. Anderberg, and each of them his true and lawful attorney-in-fact as agent with full power of substitution and resubstitution of him in his name, place and stead, to sign any and all registration statements applicable to Pilgrim Emerging Markets Fund, Inc., and any amendment or supplement thereto, and to file the same with all exhibits thereto and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitutes, may lawfully do or cause to be done by virtue hereof.
Dated:  February 21, 2002


                                                         /s/ Michael J. Roland
                                                         ---------------------
                                                         Michael J. Roland

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Kimberly A. Anderson, Michael J. Roland, Jeffrey S. Puretz and Karen L. Anderberg, and each of them his true and lawful attorney-in-fact as agent with full power of substitution and resubstitution of him in his name, place and stead, to sign any and all registration statements applicable to Pilgrim Emerging Markets Fund, Inc., and any amendment or supplement thereto, and to file the same with all exhibits thereto and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitutes, may lawfully do or cause to be done by virtue hereof.
Dated:  February 21, 2002


                                                         /s/ James M. Hennessy
                                                         ---------------------
                                                         James M. Hennessy

                                  EXHIBIT INDEX

EXHIBIT NUMBER           NAME OF EXHIBIT
(a)(3)                   Form of Articles of Amendment

(h)(4)                   Amendment to Administration Agreement between Registrant and ING Pilgrim Group, LLC

(h)(5)                   Form of Accounting Agency Agreement between Registrant and Brown, Brothers,
                         Harriman & Company

(h)(6)                   Expense Limitation Agreement between Registrant and Pilgrim Investments, Inc.

(j)(1)                   Consent of Dechert

(j)(2)                   Consent of KPMG LLP